Registration Nos:	2-91948
			811-4061


	SECURITIES AND EXCHANGE COMMISSION
	Washington, D.C.  20549

	FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF
1933

[     ]   Pre-Effective Amendment No.

[ X ]   Post-Effective Amendment No.          28


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
      ACT OF 1940, as amended

[ X  ]   Amendment No.      27      	      X


	SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
	(Exact name of Registrant as specified in Charter)

	7 World Trade Center, New York, New York 10048
	(Address of principal executive offices) (Zip
Code)

	 (212) 816-6474
	(Registrant's telephone number, including Area
Code)

	Christina T. Sydor
	Secretary

	Smith Barney Managed Governments Fund Inc.
	7 World Trade Center (39th Floor)
	New York, New York 10048
	(Name and address of agent for service)

	Approximate Date of Proposed Public Offering:
Continuous

It is proposed that this filing become effective
(check appropriate box):

[     ]  Immediately upon filing pursuant to
paragraph (b)
[  X]  on  November 28, 2000 pursuant to paragraph
(b)
[    ]  60 days after filing pursuant to paragraph
(a) (1)
[    ]   on __________ pursuant to paragraph (a) (1)
[    ] 75 days after filing pursuant to paragraph (a)
(2)
[    ] on (date) pursuant to paragraph (a) (2) of
Rule 485



If appropriate, check the following box:

[   ]  This post-effective amendment designates a new
effective date for a previously filed post-effective amendment


SMITH BARNEY MANAGED GOVERNMENTS FUND INC.

PART A-Prospectus

[SB] Smith Barney
[MF} Mutual Funds
Your Serious Money. Professionally Managed.(SM)

                                                        [GRAPHIC]

P R O S P E C T U S

Smith Barney
Managed
Governments
Fund

Class A, B, L and Y Shares
--------------------------------------------------------------------------------
November 28, 2000




   INVESTMENT PRODUCTS: NOT FDIC INSURED * NO BANK GUARANTEE * MAY LOSE VALUE


The Securities and Exchange Commission has not approved or disapproved these securities or determined whether this prospectus is accurate or complete. Any statement to the contrary is a crime.

Smith Barney Managed Governments Fund

 Contents

Investments, risks and performance..........................................   2
More on the fund's investments..............................................   7
Management..................................................................   8
Choosing a class of shares to buy...........................................   9
Comparing the fund's classes................................................  10
Sales charges...............................................................  11
More about deferred sales charges...........................................  13
Buying shares...............................................................  14
Exchanging shares...........................................................  15
Redeeming shares............................................................  17
Other things to know about share transactions...............................  19
Dividends, distributions and taxes..........................................  21
Share price.................................................................  22
Financial highlights........................................................  23

                                                       Smith Barney Mutual Funds

 Investments, risks and performance

Investment objective
The fund seeks high current income consistent with liquidity and safety of cap-ital.

Principal Investment Strategies
Key investments The fund invests primarily in debt obligations issued or guar-anteed by the U.S. government, its agencies or instrumentalities. The fund's portfolio will consist principally of "mortgage-backed" securities issued or guaranteed by the Government National Mortgage Association (GNMA), the Federal National Mortgage Association (FNMA) and the Federal Home Loan Mortgage Corpo-ration (FHLMC). Mortgage-backed securities represent the right to receive pay-ments of principal and/or interest on a pool of mortgages. Some government securities, such as GNMA certificates, are backed by the full faith and credit of the U.S. Treasury; some, such as Federal Home Loan Bank obligations, are supported by the right of the issuer to borrow from the U.S. government; and some, such as FNMA and FHLMC certificates, are backed only by the credit of the issuer itself.

Selection process The manager focuses on identifying undervalued sectors and securities. Specifically, the manager:

 .Determines sector and maturity weightings based on intermediate and long-term assessments of the economic environment and relative value factors based on interest rate outlook
 .Measures the potential impact of supply/demand imbalances, yield curve shifts and changing prepayment patterns to identify individual securities that bal-ance potential return and risk
 .Monitors the spreads between U.S. Treasury and government agency or instrumen-tality issuers and purchases agency and instrumentality issues that it believes will provide a yield advantage
 .Uses research to uncover inefficient sectors of the government securities and mortgage markets and adjusts portfolio positions to take advantage of new information

Smith Barney Managed Governments Fund

Principal risks of investing in the fund
Investors could lose money on their investment in the fund, or the fund may not perform as well as other investments, if:

 .Interest rates increase, causing the prices of fixed income securities to decline which would reduce the value of the fund's portfolio
 .As interest rates decline, the issuers of mortgage-related or callable securi-ties held by the fund may pay principal earlier than scheduled or exercise a right to call the securities, forcing the fund to reinvest in lower yielding securities. This is known as prepayment or call risk
 .As interest rates increase, slower than expected principal payments may extend the average life of fixed income securities, locking in below-market interest rates and reducing the value of these securities. This is known as extension risk
 .The manager's judgment about interest rates or the attractiveness, value or income potential of a particular security proves incorrect

Although mortgage pools issued by certain U.S. agencies are guaranteed with respect to payments of principal and interest, this guarantee does not apply to losses resulting from declines in the market value of such securities.

Who may want to invest The fund may be an appropriate investment if you:

 .Are seeking income consistent with preservation of capital
 .Are willing to accept the interest rate risks and market risks of investing in government bonds and mortgage-backed securities
 .Prefer to invest in U.S. government securities rather than higher yielding but more volatile corporate securities

                                                       Smith Barney Mutual Funds

Risk return bar chart

This bar chart indicates the risks of investing in the fund by showing changes in the fund's performance from year to year. Past performance does not neces-sarily indicate how the fund will perform in the future. The bar chart shows the performance of the fund's Class A shares for each of the past 10 years. Class B, L and Y shares would have substantially similar performance except due to any differences in their respective expenses. The performance information in the chart does not reflect sales charges, which would reduce your return.

                        Total Return for Class A Shares

                                 [BAR CHART]

  90     91      92      93      94      95      96      97      98      99
-----  -----   -----   -----   -----   -----   -----   -----   -----   -----
10.10% 16.21%  6.11%   9.14%  (1.82)%  13.88%  3.62%   9.48%   5.73%  (0.71)%

                       Calendar years ended December 31

Quarterly returns:

Highest: 6.44% in 3rd quarter 1991; Lowest: (2.44)% in 1st quarter 1992. Year to date: 5.94% through 9/30/00

Smith Barney Managed Governments Fund

Risk return table

This table indicates the risks of investing in the fund by comparing the aver-age annual total return of each class for the periods shown with that of the Lehman Brothers Government Bond Index (the "Lehman Index"), an unmanaged broad-based index of all public debt obligations of the U.S. government and its agen-cies and the Lipper U.S. Mortgage Average (the "Lipper Average"), an average composed of the fund's peer group of mutual funds investing in U.S. mortgage-backed securities. This table assumes imposition of the maximum sales charge applicable to the class, the redemption of shares at the end of the period, and the reinvestment of distributions and dividends.

                          Average Annual Total Returns

                  Calendar Years Ended December 31, 1999

Class           1 year   5 years 10 years Since Inception Inception Date
 A              (5.17)%   5.31%   6.54%         n/a          09/04/84
 B              (5.54)%   5.55%    n/a         5.11%         11/06/92
 L              (3.16)%   5.56%    n/a         4.19%         06/29/93
 Y              (0.43)%    n/a     n/a         4.86%         02/07/96
Lehman Index    (2.23)%   7.44%   7.48%         n/a            n/a
Lipper Average   0.71 %   7.03%   6.94%         n/a            n/a

                                                       Smith Barney Mutual Funds

Fee Table
This table sets forth the fees and expenses you will pay if you invest in fund shares.

                                Shareholder fees

(fees paid directly from your investment)       Class A Class B Class L Class Y
Maximum sales charge (load) imposed on
purchases (as a % of offering price)             4.50%    None   1.00%   None
Maximum deferred sales charge (load) (as a %
of the lower of net asset value at purchase or
redemption)                                      None*   4.50%   1.00%   None

                         Annual fund operating expenses

(expenses deducted from fund assets)   Class A Class B Class L Class Y
Management fee                          0.65%   0.65%   0.65%   0.65%
Distribution and service (12b-1) fees   0.25%   0.75%   0.70%    None
Other expenses                          0.15%   0.18%   0.16%   0.06%
                                        -----   -----   -----   -----
Total annual fund operating expenses*   1.05%   1.58%   1.51%   0.71%
                                        =====   =====   =====   =====

*You may buy Class A shares in amounts of $500,000 or more at net asset value (without an initial sales charge) but if you redeem those shares within 12 months of their purchase, you will pay a deferred sales charge of 1.00%.

Example
This example helps you compare the costs of investing in the fund with the costs of investing in other mutual funds. Your actual costs may be higher or lower. The example assumes:
 .You invest $10,000 in the fund for the period shown
 .You redeem all of your shares at the end of the period
 .Your investment has a 5% return each year
 .You reinvest all distributions and dividends without a sales charge
 .The fund's operating expenses remain the same

                      Number of years you own your shares

                                       1 year 3 years 5 years 10 years
Class A (with or without redemption)    $552   $769   $1,003   $1,675
Class B (redemption at end of period)   $611   $799   $  960   $1,736
Class B (no redemption)                 $161   $499   $  860   $1,736
Class L (redemption at end of period)   $352   $572   $  915   $1,884
Class L (no redemption)                 $252   $572   $  915   $1,884
Class Y (with or without redemption)    $ 73   $227   $  395   $  883

Smith Barney Managed Governments Fund

 More on the fund's investments

Derivative contracts The fund may, but need not, use derivative contracts, such as options on U.S. government securities, interest rate futures and options on interest rate futures, for any of the following purposes:

 .To hedge against the economic impact of adverse changes in the market value of portfolio securities because of changes in interest rates
 .As a substitute for buying or selling securities

A futures contract will obligate or entitle the fund to deliver or receive an asset or cash payment based on the change in value of one or more securities. Even a small investment in derivative contracts can have a big impact on a fund's exposure to interest rates or exposure to changes in the value of indi-vidual securities. Therefore, using derivatives can disproportionately increase losses and reduce opportunities for gains when interest rates or the markets for individual securities are changing. The fund may not fully benefit from or may lose money on derivatives if changes in their value do not correspond accu-rately to changes in the value of the fund's holdings. The other parties to certain derivative contracts present the same types of default risk as issuers of fixed income securities. Derivatives can also make a fund less liquid and harder to value, especially in declining markets.

Mortgage Dollar Rolls The fund may invest up to 30% of its assets in mortgage dollar roll transactions, where the fund sells a mortgage related security and simultaneously agrees to repurchase, at a future date, another mortgage related security with the same interest rate and maturity date, but generally backed by a different pool of mortgages. The benefits from these transactions depend on the manager's ability to forecast mortgage prepayment patterns on different mortgage pools. The fund may lose money if the securities to be repurchased decline in value before the date of repurchase.

Risk of high portfolio turnover The fund may engage in active and frequent trading, resulting in high portfolio turnover. This may lead to the realization and distribution to shareholders of higher capital gains, increasing their tax liability. Frequent trading also increases transaction costs, which could detract from the fund's performance.

Defensive investing The fund may depart from its principal investment strate-gies in response to adverse market, economic or political conditions by taking temporary defensive positions in all types of money market and short-term debt securities. If the fund takes a temporary defensive position, it may be unable to achieve its investment goal.

                                                       Smith Barney Mutual Funds

 Management

Manager The fund's investment adviser and administrator is SSB Citi Fund Man-agement LLC ("SSB Citi"), an affiliate of Salomon Smith Barney Inc. The manag-er's address is 7 World Trade Center, New York, New York 10048. The manager selects the fund's investments and oversees its operations. The manager and Salomon Smith Barney are subsidiaries of Citigroup Inc. Citigroup businesses produce a broad range of financial services--asset management, banking and con-sumer finance, credit and charge cards, insurance, investments, investment banking and trading--and use diverse channels to make them available to con-sumer and corporate customers around the world.

James E. Conroy, investment officer of the manager and managing director of Salomon Smith Barney, has been responsible for the day-to-day management of the fund since 1990. Mr. Conroy has over 22 years of securities business experi-ence.

Management fees For its services, the manager received a fee during the fund's last fiscal year equal to 0.45% of the fund's average daily net assets. In addition, the manager received a fee for its administrative services to the fund equal to 0.20% of the fund's average daily net assets.

Distribution plan The fund has adopted a Rule 12b-1 distribution plan for its Class A, B and L shares. Under each plan, the fund pays distribution and/or service fees. These fees are an ongoing expense and, over time, may cost you more than other types of sales charges.

In addition, a distributor may make payments for distribution and/or share-holder servicing activities out of its past profits and other available sourc-es. A distributor may also make payments to dealers for marketing, promotional or related expenses. The amount of these payments is determined by the distrib-utor and may be substantial. The manager or an affiliate may make similar pay-ments under similar arrangements.

Transfer agent and shareholder servicing agent Citi Fiduciary Trust Company serves as the fund's transfer agent and shareholder servicing agent (the "transfer agent"). The transfer agent has entered into sub- transfer agency and services agreements with PFPC Global Fund Services to serve as the fund's sub-transfer agent (the "sub-transfer agent). The sub-transfer agent will perform certain functions including shareholder record keeping and accounting services.

Smith Barney Managed Governments Fund

 Choosing a class of shares to buy

You can choose among four classes of shares: Classes A, B, L and Y. Each class has different sales charges and expenses, allowing you to choose the class that best meets your needs. Which class is more beneficial to an investor depends on the amount and intended length of the investment.

 .If you plan to invest regularly or in large amounts, buying Class A shares may help you reduce sales charges and ongoing expenses.
 .For Class B shares, all of your purchase amount and, for Class L shares, more of your purchase amount (compared to Class A shares) will be immediately invested. This may help offset the higher expenses of Class B and Class L shares, but only if the fund performs well.
 .Class L shares have a shorter deferred sales charge period than Class B shares. However, because Class B shares convert to Class A shares, and Class
  L shares do not, Class B shares may be more attractive to long-term invest-ors.

You may buy shares from:

 .A broker/dealer, financial intermediary, financial institution or a distribu-tor's financial consultants (each called a "Service Agent")

 .The fund, but only if you are investing through certain qualified plans or Service Agents

All classes of shares are not available through all Service Agents. You should contact your Service Agent for further information.

Investment minimums Minimum initial and additional investment amounts vary depending on the class of shares you buy and the nature of your investment account.

                                                 Initial           Additional
                                       Classes A, B, L   Class Y   All Classes
General                                    $1,000      $15 million     $50
IRAs, Self Employed Retirement Plans,
Uniform Gift to Minor Accounts              $250       $15 million     $50
Qualified Retirement Plans*                  $25       $15 million     $25
Simple IRAs                                  $1            n/a         $1
Monthly Systematic Investment Plans          $25           n/a         $25
Quarterly Systematic Investment Plans        $50           n/a         $50

*Qualified Retirement Plans are retirement plans qualified under Section 403(b)(7) or Section 401(a) of the Internal Revenue Code, including 401(k) plans

                                                       Smith Barney Mutual Funds

 Comparing the fund's classes

Your Service Agent can help you decide which class meets your goals. The Serv-ice Agent may receive different compensation depending upon which class you choose.

                           Class A     Class B     Class L     Class Y
Key features             .Initial    .No initial .Initial    .No initial
                          sales       sales       sales       or
                          charge      charge      charge is   deferred
                          .You may    .Deferred   lower than  sales
                          qualify     sales       Class A     charge
                          for reduc-  charge      .Deferred   .Must
                          tion or     declines    sales       invest at
                          waiver of   over time   charge for  least $15
                          initial     .Converts   only 1      million
                          sales       to Class A  year        .Lower
                          charge      after 8     .Does not   annual
                          .Lower      years       convert to  expenses
                          annual      .Higher     Class A     than the
                          expenses    annual      .Higher     other
                          than Class  expenses    annual      classes
                          B and       than Class  expenses
                          Class L     A           than Class
                                                  A
------------------------------------------------------------------------
Initial sales charge     Up to       None        1.00%       None
                         4.50%;
                         reduced for
                         large pur-
                         chases and
                         waived for
                         certain
                         investors.
                         No charge
                         for pur-
                         chases of
                         $500,000 or
                         more
------------------------------------------------------------------------
Deferred sales charge    1.00% on    Up to 4.50% 1.00% if    None
                         purchases   charged     you redeem
                         of $500,000 when you    within 1
                         or more if  redeem      year of
                         you redeem  shares. The purchase
                         within 1    charge is
                         year of     reduced
                         purchase    over time
                                     and there
                                     is no
                                     deferred
                                     sales
                                     charge
                                     after 6
                                     years
------------------------------------------------------------------------
Annual distribution and  0.25% of    0.75% of    0.70% of    None
service fees             average     average     average
                         daily net   daily net   daily net
                         assets      assets      assets
------------------------------------------------------------------------
Exchangeable into*       Class A     Class B     Class L     Class Y
                         shares      shares      shares      shares
                         of most     of most     of most     of most
                         Smith       Smith       Smith       Smith
                         Barney      Barney      Barney      Barney
                         funds       funds       funds       funds
------------------------------------------------------------------------

*Ask your Service Agent or visit the web site for the Smith Barney funds avail-able for exchange.

Smith Barney Managed Governments Fund

 Sales charges

Class A shares
You buy Class A shares at the offering price, which is the net asset value plus a sales charge. You pay a lower sales charge as the size of your investment increases to certain levels called breakpoints. You do not pay a sales charge on the fund's distributions or dividends you reinvest in additional Class A shares.

The table below shows the rate of sales charge you pay, depending on the amount you purchase. The table below also shows the amount of broker/dealer compensa-tion that is paid out of the sales charge. This compensation includes commis-sions and other fees which Service Agents that sell shares of the fund receive. The distributor keeps up to approximately 10% of the sales charge imposed on Class A shares. Service Agents also will receive the service fee payable on Class A shares at an annual rate equal to 0.15% of the average daily net assets represented by the Class A shares serviced by them.

                                                         Broker/
                                                          Dealer
                                                        commission
                                 Sales Charge as a % of as a % of
                                 Offering  Net amount    offering
Amount of purchase               price (%) invested (%)   price
Less than $25,000                  4.50        4.71        4.05
$25,000 but less than $50,000      4.00        4.17        3.60
$50,000 but less than $100,000     3.50        3.63        3.20
$100,000 but less than $250,000    2.50        2.56        2.25
$250,000 but less than $500,000    1.50        1.52        1.35
$500,000 or more                   0.00        0.00        0.00

Investments of $500,000 or more You do not pay an initial sales charge when you buy $500,000 or more of Class A shares. However, if you redeem these Class A shares within one year of purchase, you will pay a deferred sales charge of 1%.

Qualifying for a reduced Class A sales charge There are several ways you can combine multiple purchases of Class A shares of Smith Barney funds to take advantage of the breakpoints in the sales charge schedule.

                                                       Smith Barney Mutual Funds

 .Accumulation privilege - lets you combine the current value of Class A shares owned

 .by you, or
 .by members of your immediate family,

 and for which a sales charge was paid, with the amount of your next purchase of Class A shares for purposes of calculating the initial sales charge. Cer-tain trustees and fiduciaries may be entitled to combine accounts in deter-mining their sales charge.

 .Letter of intent - lets you purchase Class A shares of the fund and other
  Smith Barney funds over a 13-month period and pay the same sales charge, if any, as if all shares had been purchased at once. You may include purchases on which you paid a sales charge within 90 days before you sign the letter.

Waivers for certain Class A investors Class A initial sales charges are waived for certain types of investors, including:

 .Employees of NASD members

 .Investors participating in a fee-based program sponsored by certain broker/dealers affiliated with Citigroup

 .Investors who redeemed Class A shares of a Smith Barney fund in the past 60 days, if the investor's Service Agent is notified

If you want to learn about additional waivers of Class A initial sales charges, contact your Service Agent or consult the Statement of Additional Information ("SAI").

Class B shares
You buy Class B shares at net asset value without paying an initial sales charge. However, if you redeem your Class B shares within six years of pur-chase, you will pay a deferred sales charge. The deferred sales charge decreases as the number of years since your purchase increases.

Year after purchase    1st   2nd 3rd 4th 5th 6th through 8th
Deferred sales charge  4.50%  4%  3%  2%  1%        0%

Service Agents selling Class B shares receive a commission of up to 4.50% of the purchase price of the Class B shares they sell. Service Agents also receive a service fee at an annual rate equal to 0.25% of the average daily net assets represented by the Class B shares they are servicing.

Smith Barney Managed Governments Fund

Class B conversion After 8 years, Class B shares automatically convert into Class A shares. This helps you because Class A shares have lower annual expenses. Your Class B shares will convert to Class A shares as follows:

Shares issued:                          Shares issued:     Shares issued:
At initial                              On reinvestment of Upon exchange from
purchase                                dividends and      another Smith Barney
                                        distributions      fund
Eight years after the date of purchase  In same proportion  On the date the
                                        as the number of    shares originally
                                        Class B shares      acquired would
                                        converting is to    have converted
                                        total Class B       into Class A
                                        shares you own      shares
                                        (excluding shares
                                        issued as a
                                        dividend)

Class L shares
You buy Class L shares at the offering price, which is the net asset value plus a sales charge of 1% (1.01% of the net amount invested). In addition, if you redeem your Class L shares within one year of purchase, you will pay a deferred sales charge of 1%. If you held Class C shares of the fund and/or other Smith Barney mutual funds on June 12, 1998, you will not pay an initial sales charge on Class L shares you buy before June 22, 2001.

Service Agents selling Class L shares receive commissions of up to 1.75% of the purchase price of the Class L shares they sell. Starting in the thirteenth month Service Agents also receive an annual fee of up to 1.00% of the average daily net assets represented by the Class L shares held by their clients.

Class Y shares

You buy Class Y shares at net asset value with no initial sales charge and no deferred sales charge when you redeem. You must meet the $15,000,000 initial investment requirement. You can use a letter of intent to meet this requirement by buying Class Y shares of the fund over a 13-month period. To qualify, you must initially invest $5,000,000.

 More about deferred sales charges

The deferred sales charge is based on the net asset value at the time of pur-chase or redemption, whichever is less, and therefore you do not pay a sales charge on amounts representing appreciation or depreciation.

In addition, you do not pay a deferred sales charge on:

 .Shares exchanged for shares of another Smith Barney fund
 .Shares representing reinvested distributions and dividends
 .Shares no longer subject to the deferred sales charge

                                                       Smith Barney Mutual Funds

Each time you place a request to sell shares, the fund will first redeem any shares in your account that are not subject to a deferred sales charge and then the shares in your account that have been held the longest.

If you redeemed shares of a Smith Barney fund in the past 60 days and paid a deferred sales charge, you may buy shares of the fund at the current net asset value and be credited with the amount of the deferred sales charge, if you notify your Service Agent.

The fund's distributor receives deferred sales charges as partial compensation for its expenses in selling shares, including the payment of compensation to your Service Agent.

Deferred sales charge waivers
The deferred sales charge for each share class will generally be waived:

 .On payments made through certain systematic withdrawal plans
 .On certain distributions from a retirement plan
 .For involuntary redemptions of small account balances
 .For 12 months following the death or disability of a shareholder

If you want to learn more about additional waivers of deferred sales charges, contact your Service Agent or consult the SAI.

 Buying shares

     Through a   You should contact your Service Agent to open a brokerage
 Service Agent   account and make arrangements to buy shares.

                 If you do not provide the following information, your order will be rejected:
                 .Class of shares being bought
                 .Dollar amount or number of shares being bought

                 Your Service Agent may charge an annual account maintenance fee.
--------------------------------------------------------------------------------

   Through the   Qualified retirement plans and certain other investors who
     fund        are clients of certain Service Agents are eligible to buy
                 shares directly from the fund.

                 .Write the fund at the following address:

                      Smith Barney Managed Governments Fund Inc. (Specify class of shares) c/o PFPC Global Fund Services P.O. Box 9699 Providence, RI 02940-9699

Smith Barney Managed Governments Fund

                 .Enclose a check to pay for the shares. For initial pur-
                   chases, complete and send an account application.
                 .For more information, call the transfer agent at 1-800-451-
                   2010.
--------------------------------------------------------------------------------

     Through a
    systematic   You may authorize your Service Agent or the sub- transfer
    investment   agent to transfer funds automatically from (i) a regular bank
          plan   account, (ii) cash held in a brokerage account opened with a
                 Service Agent or (iii) certain money market funds, in order to buy shares on a regular basis.

                 .Amounts transferred should be at least: $25 monthly or $50 quarterly

                 .If you do not have sufficient funds in your account on a
                   transfer date, your Service Agent or the sub-transfer agent may charge you a fee

                 For more information, contact your Service Agent or the transfer agent or consult the SAI.

 Exchanging shares

  Smith Barney
      offers a   You should contact your Service Agent to exchange into other
   distinctive   Smith Barney funds. Be sure to read the prospectus of the
     family of   Smith Barney fund you are exchanging into. An exchange is a
         funds   taxable transaction.
   tailored to
 help meet the
 varying needs
 of both large
     and small
     investors

                 .You may exchange shares only for shares of the same class of another Smith Barney fund. Not all Smith Barney funds offer all classes.

                 .Not all Smith Barney funds may be offered in your state of residence. Contact your Service Agent or the transfer agent for further information.

                 .You must meet the minimum investment amount for each fund
                   (except for systematic investment plan exchanges).
                 .If you hold share certificates, the transfer agent must
                   receive the certificates endorsed for transfer or with
                   signed stock powers (documents transferring ownership of certificates) before the exchange is effective.
                 .The fund may suspend or terminate your exchange privilege if you engage in an excessive pattern of exchanges.

                                                       Smith Barney Mutual Funds

     Waiver of   Your shares will not be subject to an initial sales charge at
    additional   the time of the exchange.
 sales charges

                 Your deferred sales charge (if any) will continue to be mea-sured from the date of your original purchase. If the fund you exchange into has a higher deferred sales charge, you
                 will be subject to that charge. If you exchange at any time into a fund with a lower charge, the sales charge will not be reduced.
--------------------------------------------------------------------------------
  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to exchange shares through the fund. You must complete an authorization form to authorize telephone transfers. If eligible, you may make telephone exchanges on any day the New York Stock Exchange is open. Call the trans-fer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m.
                 (Eastern time).

                 You can make telephone exchanges only between accounts that have identical registrations.
--------------------------------------------------------------------------------
       By mail
                 If you do not have a brokerage account, contact your Service Agent or write to the sub-transfer agent at the address on the opposite page.

Smith Barney Managed Governments Fund

 Redeeming shares

     Generally
                 Contact your Service Agent to redeem shares of the fund.

                 If you hold share certificates, the sub-transfer agent must receive the certificates endorsed for transfer or with signed stock powers before the redemption is effective.

                 If the shares are held by a fiduciary or corporation, other documents may be required.

                 Your redemption proceeds will be sent within three business days after your request is received in good order. However, if you recently purchased your shares by check, your redemp-tion proceeds will not be sent to you until your original check clears, which may take up to 15 days.

                 If you have a brokerage account with a Service Agent, your redemption proceeds will be placed in your account and not reinvested without your specific instruction. In other cases, unless you direct otherwise, your redemption proceeds will be paid by check mailed to your address of record.
--------------------------------------------------------------------------------
       By mail
                 For accounts held directly at the fund, send written requests to the fund at the following address:

                      Smith Barney Managed Governments Fund Inc. (Specify class of shares)

                      c/o PFPC Global Fund Services
                      P.O. Box 9699

                      Providence, RI 02940-9699

                 Your written request must provide the following:

                 .The name of fund and your account number
                 .The class of shares and the dollar amount or number of
                   shares to be redeemed
                 .Signatures of each owner exactly as the account is regis-
                   tered

                                                       Smith Barney Mutual Funds

  By telephone
                 If you do not have a brokerage account with a Service Agent, you may be eligible to redeem shares (except those held in retirement plans) in amounts up to $50,000 per day through the fund. You must complete an authorization form to autho-rize telephone redemptions. If eligible, you may request redemptions by telephone on any day the New York Stock Exchange is open. Call the transfer agent at 1-800-451-2010 between 9:00 a.m. and 4:00 p.m. (Eastern time).

                 Your redemption proceeds can be sent by check to your address of record or by wire or electronic transfer (ACH) to a bank account designated on your authorization form. You must sub-
                 mit a new authorization form to change the bank account des-
                 ignated to receive wire or electronic transfers and you may be asked to provide certain other documents. The sub-transfer agent may charge a fee on electronic transfer (ACH).
--------------------------------------------------------------------------------
     Automatic   You can arrange for the automatic redemption of a portion of
          cash   your shares on a monthly or quarterly basis. To qualify you
    withdrawal   must own shares of the fund with a value of at least $10,000
         plans   ($5,000 for retirement plans) and each automatic redemption must be at least $50. If your shares are subject to a deferred sales charge, the sales charge will be waived if your automatic payments do not exceed 1% per month of the value of your shares subject to a deferred sales charge.

                 The following conditions apply:

                 .Your shares must not be represented by certificates .All dividends and distributions must be reinvested

                 For more information, contact your Service Agent or consult the SAI.

Smith Barney Managed Governments Fund

 Other things to know about share transactions

When you buy, exchange or redeem shares, your request must be in good order. This means you have provided the following information, without which your request will not be processed:

 .Name of the fund
 .Account number
 .Class of shares being bought, exchanged or redeemed
 .Dollar amount or number of shares being bought, exchanged or redeemed .Signature of each owner exactly as the account is registered

The fund will try to confirm that any telephone exchange or redemption request is genuine by recording calls, asking the caller to provide certain personal identification information, sending you a written confirmation or requiring other confirmation procedures from time to time.

Signature guarantees To be in good order, your redemption request must include a signature guarantee if you:

 .Are redeeming over $50,000

 .Are sending signed share certificates or stock powers to the sub-transfer agent

 .Instruct the sub-transfer agent to mail the check to an address different from the one on your account
 .Changed your account registration
 .Want the check paid to someone other than the account owner(s)
 .Are transferring the redemption proceeds to an account with a different regis-tration

You can obtain a signature guarantee from most banks, dealers, brokers, credit unions and federal savings and loan institutions, but not from a notary public.

The fund has the right to:

 .Suspend the offering of shares
 .Waive or change minimum and additional investment amounts
 .Reject any purchase or exchange order
 .Change, revoke or suspend the exchange privilege
 .Suspend telephone transactions

                                                       Smith Barney Mutual Funds

 .Suspend or postpone redemptions of shares on any day when trading on the New
  York Stock Exchange is restricted, or as otherwise permitted by the Securi-ties and Exchange Commission
 .Pay redemption proceeds by giving you securities. You may pay transaction costs to dispose of the securities

Small account balances If your account falls below $500 ($250 for IRA accounts) because of a redemption of fund shares, the fund may ask you to bring your account up to the applicable minimum investment amounts. If you choose not to do so within 60 days, the fund may close your account and send you the redemp-tion proceeds.

Excessive exchange transactions The manager may determine that a pattern of frequent exchanges is detrimental to the fund's performance and other share-holders. If so, the fund may limit additional purchases and/or exchanges by the shareholder.

Share certificates The fund does not issue share certificates unless a written request signed by all registered owners is made to the sub-transfer agent. If you hold share certificates it will take longer to exchange or redeem shares.

Smith Barney Managed Governments Fund

 Dividends, distributions and taxes

Dividends The fund pays dividends each month from its net investment income. The fund generally makes capital gain distributions, if any, once a year, typi-cally in December. The fund may pay additional distributions and dividends at other times if necessary for the fund to avoid a federal tax. Capital gain dis-tributions and dividends are reinvested in additional fund shares of the same class you hold. The fund expects distributions to be primarily from income. You do not pay a sales charge on reinvested distributions or dividends. Alterna-tively, you can instruct your Service Agent, the transfer agent or the sub-transfer agent to have your distributions and/or dividends paid in cash. You can change your choice at any time to be effective as of the next distribution or dividend, except that any change given to your Service Agent, the transfer agent or the sub-transfer agent less than five days before the payment date will not be effective until the next distribution or dividend is paid.

Taxes In general, redeeming shares, exchanging shares and receiving distribu-tions (whether in cash or additional shares) are all taxable events.

Transaction                       Federal tax status
Redemption or exchange of shares  Usually capital gain or loss; long-term only if shares owned more than one year
Long-term capital gain            Long-term capital gain
distributions
Short-term capital gain           Ordinary income
distributions
Dividends                         Ordinary income

Long-term capital gain distributions are taxable to you as long-term capital gain regardless of how long you have owned your shares. You may want to avoid buying shares when the fund is about to declare a capital gain distribution or a dividend, because it will be taxable to you even though it may actually be a return of a portion of your investment.

After the end of each year, the fund will provide you with information about the distributions and dividends you received and any redemptions of shares dur-ing the previous year. If you do not provide the fund with your correct tax-payer identification number and any required certifications, you may be subject to back-up withholding of 31% of your distributions, dividends, and redemption proceeds. Because each shareholder's circumstances are different and special tax rules may apply, you should consult your tax adviser about your investment in the fund.

                                                       Smith Barney Mutual Funds

 Share price

You may buy, exchange or redeem shares at their net asset value, plus any applicable sales charge, next determined after receipt of your request in good order. The fund's net asset value is the value of its assets minus its liabili-ties. Net asset value is calculated separately for each class of shares. The fund calculates its net asset value every day the New York Stock Exchange is open. The Exchange is closed on certain holidays listed in the SAI. This calcu-lation is done when regular trading closes on the Exchange (normally 4:00 p.m., Eastern time).

The fund generally values its fund securities based on market prices or quota-tions. When reliable market prices or quotations are not readily available, or when the value of a security has been materially affected by events occurring after the markets on which the securities trade on closes, the fund may price those securities at fair value. Fair value is determined in accordance with procedures approved by the fund's board. A fund that uses fair value to price securities may value those securities higher or lower than another fund using market quotations to price the same securities.

In order to buy, redeem or exchange shares at that day's price, you must place your order with your Service Agent or the fund's sub-transfer agent before the New York Stock Exchange closes. If the New York Stock Exchange closes early, you must place your order prior to the actual closing time. Otherwise, you will receive the next business day's price.

Service Agents must transmit all orders to buy, exchange or redeem shares to the fund's sub-transfer agent before the sub-transfer agent's close of busi-ness.

Smith Barney Managed Governments Fund

 Financial highlights

The financial highlights tables are intended to help you understand the perfor-mance of each class for the past 5 years. Certain information reflects finan-cial results for a single share. Total return represents the rate that a shareholder would have earned (or lost) on a fund share assuming reinvestment of all dividends and distributions. The information in the following tables was audited by KPMG LLP, independent auditors, whose report, along with the fund's financial statements, is included in the annual report (available upon request).

 For a Class A share of capital stock outstanding throughout each year ended July 31:

                           2000(/1/)  1999(/1/)      1998  1997(/1/)  1996(/1/)
-------------------------------------------------------------------------------
 Net asset value,
 beginning of year           $12.09     $12.73     $12.84    $12.27     $12.63
-------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income         0.73       0.65       0.75      0.80       0.81
 Net realized and
 unrealized gain/(loss)       (0.09)     (0.57)     (0.06)     0.59      (0.34)
-------------------------------------------------------------------------------
 Total income from
 operations                    0.64       0.08       0.69      1.39       0.47
-------------------------------------------------------------------------------
 Less distributions from:
 Net investment income        (0.70)     (0.72)     (0.80)    (0.82)     (0.82)
 Capital                         --         --         --        --      (0.01)
-------------------------------------------------------------------------------
 Total distributions          (0.70)     (0.72)     (0.80)    (0.82)     (0.83)
-------------------------------------------------------------------------------
 Net assets, end of year
 (000s)                      $12.03     $12.09     $12.73    $12.84     $12.27
-------------------------------------------------------------------------------
 Total return                  5.49%      0.58%      5.51%    11.80%      3.76%
-------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                   $270,599   $321,860   $374,109  $414,571   $454,679
-------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Net investment income         6.05%      5.18%      5.78%     6.43%      6.46%
 Interest expense                --         --       0.13      0.22       0.47
 Other expenses                1.05       1.04       1.03      1.01       1.04
 Total expenses                1.05       1.04       1.16      1.23       1.51
-------------------------------------------------------------------------------
 Portfolio turnover rate        173%       205%       363%      121%       275%
-------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the average monthly shares method.

                                                       Smith Barney Mutual Funds

 For a Class B share of capital stock outstanding throughout each year ended July 31:

                               2000(/1/) 1999(/1/) 1998(/1/) 1997(/1/) 1996(/1/)
--------------------------------------------------------------------------------
 Net asset value, beginning
 of year                         $12.09    $12.73    $12.84    $12.27    $12.63
--------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income             0.66      0.59      0.67      0.74      0.75
 Net realized and unrealized
 gain/(loss)                      (0.08)    (0.57)    (0.05)     0.59     (0.34)
--------------------------------------------------------------------------------
 Total income from
 operations                        0.58      0.02      0.62      1.33      0.41
--------------------------------------------------------------------------------
 Less distributions from:
 Net investment income            (0.64)    (0.66)    (0.73)    (0.76)    (0.76)
 Capital                             --        --        --        --     (0.01)
--------------------------------------------------------------------------------
 Total distributions              (0.64)    (0.66)    (0.73)    (0.76)    (0.77)
--------------------------------------------------------------------------------
 Net asset value, end of
 year                            $12.03    $12.09    $12.73    $12.84    $12.27
--------------------------------------------------------------------------------
 Total return                      4.91%     0.06%     4.99%    11.23%     3.24%
--------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                        $39,499   $61,391   $73,905   $96,747  $110,724
--------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Net investment income             5.52%     4.64%     5.27%     5.91%     5.94%
 Interest expense                    --        --      0.13      0.22      0.47
 Other expenses                    1.58      1.57      1.56      1.53      1.56
 Total expenses                    1.58      1.57      1.69      1.75      2.03
--------------------------------------------------------------------------------
 Portfolio turnover rate            173%      205%      363%      121%      275%
--------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the average monthly shares method.

Smith Barney Managed Governments Fund

 For a Class L share of capital stock outstanding throughout each year ended July 31:

                           2000(/1/) 1999(/1/) 1998(/1/)(/2/) 1997(/1/) 1996(/1/)
---------------------------------------------------------------------------------
 Net asset value,
 beginning of year          $12.09    $12.73       $12.84      $12.27    $12.63
---------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income        0.67      0.61         0.67        0.74      0.75
 Net realized and
 unrealized gain/(loss)      (0.08)    (0.58)       (0.04)       0.59     (0.34)
---------------------------------------------------------------------------------
 Total income from
 operations                   0.59      0.03         0.63        1.33      0.41
---------------------------------------------------------------------------------
 Less distributions from:
 Net investment income       (0.65)    (0.67)       (0.74)      (0.76)    (0.76)
 Capital                        --        --           --          --     (0.01)
---------------------------------------------------------------------------------
 Total distributions         (0.65)    (0.67)       (0.74)      (0.76)    (0.77)
---------------------------------------------------------------------------------
 Net asset value, end of
 year                       $12.03    $12.09       $12.73      $12.84    $12.27
---------------------------------------------------------------------------------
 Total return                 5.00%     0.15%        5.07%      11.26%     3.25%
---------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                    $3,879    $4,505       $2,811      $1,866    $1.238
---------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Net investment income        5.60%     4.76%        5.28%       6.01%     5.99%
 Interest expense               --        --         0.13        0.22      0.47
 Other expenses               1.51      1.48         1.49        1.46      1.49
 Total expenses               1.51      1.48         1.62        1.68      1.96
---------------------------------------------------------------------------------
 Portfolio turnover rate       173%      205%         363%        121%      275%
---------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.
(/2/) On June 12, 1998, Class C shares were renamed Class L shares.

                                                       Smith Barney Mutual Funds

 For a Class Y share of capital stock outstanding throughout each year ended July 31, except where noted:

                           2000(/1/)  1999(/1/)     1998  1997(/1/) 1996(/1/)(/2/)
----------------------------------------------------------------------------------
 Net asset value,
 beginning of year           $12.10     $12.74    $12.84    $12.27      $12.86
----------------------------------------------------------------------------------
 Income (loss) from
 operations:
 Net investment income         0.77       0.70      0.80      0.84        0.35
 Net realized and
 unrealized gain/(loss)       (0.09)     (0.57)    (0.06)     0.59       (0.49)
----------------------------------------------------------------------------------
 Total income (loss) from
 operations                    0.68       0.13      0.74      1.43       (0.14)
----------------------------------------------------------------------------------
 Less distributions from:
 Net investment income        (0.75)     (0.77)    (0.84)    (0.86)      (0.44)
 Capital                         --         --        --        --       (0.01)
----------------------------------------------------------------------------------
 Total distributions          (0.75)     (0.77)    (0.84)    (0.86)      (0.45)
----------------------------------------------------------------------------------
 Net asset value, end of
 year                        $12.03     $12.10    $12.74    $12.84      $12.27
----------------------------------------------------------------------------------
 Total return                  5.79%      0.92%     5.94%    12.16%      (1.10)%++
----------------------------------------------------------------------------------
 Net assets, end of year
 (000)'s                   $120,270   $118,007   $90,761   $85,194     $27,215
----------------------------------------------------------------------------------
 Ratios to average net
 assets:
 Net investment income         6.40%      5.54%     6.10%     6.82%       6.62%+
 Interest expense                --         --      0.13      0.22        0.47+
 Other expenses                0.71       0.70      0.69      0.62        0.78+
 Total expenses                0.71       0.70      0.82      0.84        1.25
----------------------------------------------------------------------------------
 Portfolio turnover rate        173%       205%      363%      121%        275%
----------------------------------------------------------------------------------

(/1/) Per share amounts have been calculated using the monthly average shares method.
(/2/) For the period from February 7, 1996 (inception date) to July 31, 1996.
 ++ Total return is not annualized, as it may not be representative of the total return for the year.
 +    Annualized.

Smith Barney Managed Governments Fund

[SB] Smith Barney
[MF] Mutual Funds
Your Serious Money. Professionally Managed.(SM)

Smith Barney
Managed
Governments
Fund

Shareholder reports Annual and semi-annual reports to shareholders provide additional information about the fund's investments. These reports discuss the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year or period.

The fund sends only one report to a household if more than one account has the same address. Contact your Service Agent or the transfer agent if you do not want this policy to apply to you.

Statement of additional information The statement of additional information provides more detailed information about the fund and is incorporated by refer-ence into (is legally part of) this prospectus.

You can make inquiries about the fund or obtain shareholder reports or the statement of additional information (without charge) by contacting your Service Agent, by calling the fund at 1-800-451-2010, or by writing to the fund at Smith Barney Mutual Funds, 7 World Trade Center, 39th Floor, New York, New York 10048.

Information about the fund (in- cluding the SAI) can be reviewed and copied at the Securities and Exchange Commission's (the "Commission") Public Reference Room in Washington, D.C. In addition, information on the operation of the Pub-lic Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the fund are avail- able on the EDGAR Data-base on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained for a duplicating fee by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

If someone makes a statement about the fund that is not in this prospectus, you should not rely upon that information. Neither the fund nor the distributor is offering to sell shares of the fund to any person to whom the fund may not law-fully sell its shares.

Your Serious Money. Profession     ally Managed. is a service mark of

Salomon Smith Barney Inc.

(Investment Company Act file no. 811-4551)

FD00212 11/00



PART B-Statement of Additional Information



 November 28, 2000

STATEMENT OF ADDITIONAL INFORMATION

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
7 World Trade Center
New York, New York  10048
(800) 451-2010

This Statement of Additional Information ("SAI") is not a prospectus and is meant to be read in conjunction with the prospectus of the Smith Barney
Managed Governments Fund Inc. (the "fund") dated
November 28, 2000, as amended or supplemented from time to time (the "prospectus"), and is incorporated by reference in its entirety into the prospectus.
Additional information about the fund's investments is available in the fund's annual and semi-annual reports to shareholders that are incorporated herein by reference. The prospectus and copies of the reports may be obtained free of charge by contacting a broker/dealer, financial intermediary, financial institution, or a distributor's financial consultants
(each called a "Service Agent"), or by writing or calling Salomon Smith Barney Inc. ("Salomon Smith
Barney") at the address or telephone number above.

TABLE OF CONTENTS


 Directors and Executive Officers of the
Fund.......................................  2
 Investment Objective and Management
Policies....................................  5
 Investment Restrictions......	...............  21
 Investment Management and Other
Services.......................................  23
 Portfolio Transactions........................... 28
 Portfolio Turnover.................................... 29
 Purchase of Shares .................................29
 Redemption of Shares.............................. 38
 Valuation of Shares.................................  40
Exchange Privilege.............................................41
 Performance Data..............................................42
 Dividends, Distributions and
Taxes....................................................46
 Additional Information........................ 53
 Financial Statements 	.........................  54



DIRECTORS AND EXECUTIVE OFFICERS OF THE FUND

The names of the directors and executive officers of the fund, together with information as to their principal business occupations, are set forth below.
The executive officers of the fund are employees of organizations that provide services to the fund.
Each director who is an "interested person" of the fund, as defined in the Investment Company Act of 1940, as amended (the "1940 Act"), is indicated by an asterisk. The address of the "non-interested" directors and executive officers of the fund is 7
World Trade Center, New York, New York 10048, unless otherwise indicated.

Herbert Barg (Age 77).  Director
Private Investor. Director or trustee of 16 investment companies associated with Citigroup Inc.
("Citigroup") His address is 273 Montgomery Avenue,
Bala Cynwyd, Pennsylvania 19004.

*Alfred J. Bianchetti (Age 77).  Director
Retired; formerly Senior Consultant to Dean Witter
Reynolds Inc. Director or trustee of 11 investment companies associated with Citigroup. His address is 19 Circle End Drive, Ramsey, New Jersey 07466.

Martin Brody (Age 79).  Director
Consultant, HMK Associates; Retired Vice Chairman of the Board of Restaurant Associates Corp. Director or trustee of 20 investment companies associated with Citigroup. His address is c/o HMK Associates, 30
Columbia Turnpike, Florham Park, New Jersey 07932.

Dwight B. Crane (Age 63).  Director
Professor, Harvard Business School. Director or trustee of 23 investment companies associated with Citigroup. His address is c/o Harvard Business
School, Soldiers Field Road, Boston, Massachusetts
02163.

Burt N. Dorsett (Age 70).  Director
Managing Partner of Dorsett McCabe Management. Inc., an investment counseling firm; Director of Research
Corporation Technologies, Inc., a nonprofit patent clearing and licensing firm. Director or trustee of 11 investment companies associated with Citigroup.
His address is 201 East 62nd Street, New York, New
York 10021.

Elliot S. Jaffe (Age 74).  Director
Chairman of the Board and President of The Dress
Barn, Inc. Director or trustee of 11 investment companies associated with Citigroup. His address is 30 Dunnigan Drive, Suffern, New York 10901.

Stephen E. Kaufman (Age 68).  Director
Attorney. Director or trustee of 13 investment companies associated with Citigroup. His address is 277 Park Avenue, New York, New York 10172.




Joseph J. McCann (Age 70).  Director
Financial Consultant; Retired Financial Executive,
Ryan Homes, Inc. Director or trustee of 11 investment companies associated with Citigroup. His address is 200 Oak Park Place, Pittsburgh, Pennsylvania 15243.

*Heath B. McLendon (Age 67).  Chairman of the Board,
President and Chief Executive Officer
Managing Director of Salomon Smith Barney Inc.;
President of SSB Citi Fund Management LLC ("SSB Citi" or the "manager") and Travelers Investment Adviser,
Inc. ("TIA"); Chairman or Co-Chairman of the Board and director or trustee of 78 investment companies associated with Citigroup. His address is 7 World
Trade Center, New York, New York 10048.

Cornelius C. Rose, Jr. (Age 67).  Director
President, Cornelius C. Rose Associates, Inc., financial consultants, and Chairman and Director of Performance Learning Systems, an educational consultant. Director or trustee of 11 investment companies associated with Citigroup. His address is Meadowbrook Village, Building 4, Apt 6, West Lebanon,
New Hampshire 03784.

Lewis E. Daidone (Age 43).  Senior Vice President and
Treasurer
Managing Director of Salomon Smith Barney; Chief
Financial Officer of the Smith Barney mutual funds;
Treasurer and Senior Vice President or Executive Vice
President of SSB Citi and TIA. Senior Vice President and Treasurer of 61 investment companies associated with Citigroup. His address is 125 Broad Street, New
York, New York  10004.

James E. Conroy (Age 49).  Vice President
Investment Officer of SSB Citi;  Managing Director of
Salomon Smith Barney. Investment Officer of various investment companies associated with Citigroup;
Investment Officer of SSB Citi.  His address is 7
World Trade Center, New York, New York  10048.

Paul Brook (Age 47). Controller
Director of Salomon Smith Barney; from 1997-1998
Managing Director of AMT Capital Services Inc.; prior to 1997 Partner with Ernst & Young LLP. Controller or Assistant Treasurer of 43 investment companies associated with Citigroup.

Christina T. Sydor (Age 49). Secretary
Managing Director of Salomon Smith Barney; General
Counsel and Secretary of SSB Citi and TIA. Secretary of 61 investment companies associated with Citigroup.
Her address is 7 World Trade Center, New York, New
York  10048.

As of November 1, 2000, the directors and officers of the funds, as a group, owned less than 1% of the outstanding shares of beneficial interest of the fund.

To the best knowledge of the directors, as of November 1, 2000, the following shareholders or "groups" (as such term is defined in Section 13(d) of the Securities Exchange Act of 1934, as amended) owned beneficially or of record more than 5% of the shares of the following classes:


Shareholder
        Class
Shares Held
Smith Barney Concert Series, Inc.
Balanced Portfolio
PNC Bank, NA  Attn:  Sheila
Heacock
8800 Tinicum Blvd., 3 Fl, Suite
200
Philadelphia, PA  19153-3111

Y
Owned 3,985,227.627
39.96% of shares
Smith Barney Concert Series, Inc.
Balanced Portfolio
PNC Bank, NA  Attn:  Sheila
Heacock
8800 Tinicum Blvd., 3 Fl, Suite
200
Philadelphia, PA  19153-3111

Y
Owned 1,810,575.119
18.15% of shares
Smith Barney Concert Series, Inc.
Balanced Portfolio
PNC Bank, NA  Attn:  Sheila
Heacock
8800 Tinicum Blvd., 3 Fl, Suite
200
Philadelphia, PA  19153-3111

Y
Owned 1,548,638.153
15.52% of shares
Smith Barney Concert Series, Inc.
Balanced Portfolio
PNC Bank, NA  Attn:  Sheila
Heacock
8800 Tinicum Blvd., 3 Fl, Suite
200
Philadelphia, PA  19153-3111

Y
Owned 888,690,485
8.9% of shares
Smith Barney Concert Series, Inc.
Balanced Portfolio
PNC Bank, NA  Attn:  Sheila
Heacock
8800 Tinicum Blvd., 3 Fl, Suite
200
Philadelphia, PA  19153-3111
Y
Owned 653,971.162
6.55% of shares

No officer, director or employee of Salomon Smith
Barney or any of its affiliates receives any compensation from the fund for serving as an officer of the fund or director of the fund. The fund pays each director who is not an officer, director or employee of Salomon Smith Barney or any of its affiliates a fee of $4,000 per annum plus $500 per in-person meeting and $100 per telephonic meeting.
Each director emeritus who is not an officer, director or employee of Salomon Smith Barney or its affiliates receives a fee of $2,000 per annum plus
$250 per in-person meeting and $50 per telephonic meeting. All directors are reimbursed for travel and out-of-pocket expenses incurred to attend such meetings.



For the fiscal year ended July 31, 2000, the directors of the fund were paid the following compensation:







Name of Person


Aggregate
Compensati
on
from Fund
Total
Pension or
Retirement
Benefits
Accrued
As part of
Fund
Expenses


Compensati
on
From Fund
And Fund
Complex
Paid to
Directors


Number of
Funds for
Which
Directors
Serve Within
Fund Complex

Herbert Barg **
$6,200
$0
$114,288
16
Alfred
Bianchetti * **
 5,700
  0
    53,900
11
Martin Brody **
 4,500
  0
 138,600
20
Dwight B. Crane
**
 6,000
  0
 155,363
23
Burt N. Dorsett
**
6,200
  0
   57,950
11
Elliot S. Jaffe
**
 5,600
  0
   45,100
11
Stephen E.
Kaufman **
 6,200
  0
  110,650
11
Joseph J. McCann
**
 6,200
  0
   58,050
11
Heath B.
McLendon *
0
-
0
71
Cornelius C.
Rose, Jr. **
 6,100
  0
   53,500
11

*	Designates an "interested" director.
**	Designates member of Audit Committee.

	Upon attainment of age 80, fund directors are required to change to emeritus status.
Directors emeritus are entitled to serve in emeritus status for a maximum of 10 years. A director emeritus may attend meetings but has no voting rights. During the fund's last fiscal year, aggregate compensation paid by the fund to directors achieving emeritus status totaled
$2,000.

INVESTMENT OBJECTIVE AND MANAGEMENT POLICIES

The prospectus discusses the fund's investment objective and the policies it employs to achieve its objective. This section contains supplemental information concerning the types of securities and other instruments in which the fund may invest, the investment policies and portfolio strategies that the fund may utilize and certain risks attendant to such investments, policies and strategies. SSB Citi serves as investment adviser to the fund.

The investment objective of the fund is to provide investors with high current income consistent with liquidity and safety of capital. This objective may not be changed without the approval of the holders of a majority of the fund's shares. There can be no assurance that the fund will achieve its investment objective.

The fund invests substantially all of its assets in U.S. government securities and, under normal circumstances, the fund is required to invest at least 65% of its assets in such securities. The fund's portfolio of U.S. government securities consists primarily of mortgage-backed securities issued or guaranteed by the Government National
Mortgage Association ("GNMA"), the Federal National
Mortgage Association ("FNMA") and the Federal Home
Loan Mortgage Corporation ("FHLMC"). Assets not invested in such mortgage-backed securities are invested primarily in direct obligations of the United States Treasury, such as Treasury Bills,
Treasury Notes and Treasury Bonds ("U.S. Treasury
Securities"), and other U.S. government securities.
Obligations issued by U.S. government agencies and instrumentalities include: obligations that are supported by the full faith and credit of the United
States, such as GNMA certificates and obligations of the General Services Administration and Federal
Maritime Administration; securities that are supported by the right of the issuer to borrow from the United States Treasury, such as securities of Federal Home Loan Banks and others; and securities that are supported only by the credit of the instrumentality, such as FNMA and FHLMC certificates.
Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, the fund invests in obligations issued by such an instrumentality only when SSB Citi determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.

The composition and weighted average maturity of the fund's portfolio will vary from time to time, based upon the determination of the fund's management of how best to further the fund's investment objective.
The fund may invest in U.S. government securities of all maturities: short-term, intermediate-term and long-term. The fund may invest without limit in securities of any issuer of U.S. government securities, and may invest up to an aggregate of 15% of its total assets in securities with contractual or other restrictions on resale and other instruments that are not readily marketable (such as repurchase agreements with maturities in excess of seven days).
The fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related
Securities"). The interest payable on these securities is denominated in U.S. dollars and is not subject to foreign currency risk. The fund also is authorized to borrow in an amount of up to 10% of its total assets under unusual or emergency circumstances, including when necessary to meet redemptions, and to pledge its assets to the same extent in connection with such borrowings. When the manager believes that market conditions warrant, the fund may, for temporary defensive purposes and without limitation, invest in short-term instruments including certificates of deposit of domestic banks and repurchase agreements involving U.S. government securities. Repurchase agreements also may be used as one of the fund's normal investment techniques.

Mortgaged-Backed Government Securities

GNMA certificates are liquid securities and represent ownership interests in a pool of mortgages issued by a mortgage banker or other mortgagee. Distributions on GNMA certificates include principal and interest components. GNMA, a corporate instrumentality of the U.S. Department of Housing and Urban Development, guarantees timely payment of principal and interest on GNMA certificates; this guarantee is deemed a general obligation of the United States, backed by its full faith and credit.

Each of the mortgages in a pool supporting a GNMA certificate is insured by the Federal Housing
Administration or the Farmers Home Administration, or is insured or guaranteed by the Veterans
Administration. The mortgages have maximum maturities of 40 years. Government statistics indicate, however, that the average life of the underlying mortgages is shorter, due to scheduled amortization and unscheduled prepayments
(attributable to voluntary prepayments or foreclosures). These statistics indicate that the average life of the mortgages backing most GNMA certificates, which are single-family mortgages with 25 to 30 year maturities, ranges from two to ten years depending on the mortgages' coupon rate, and yields on pools of single-family mortgages are often quoted on the assumption that the prepayment rate for any given pool will remain constant over the life of the pool. (The actual maturity of specific GNMA certificates will vary based on the payment experience of the underlying mortgage pool.) Based on this constant prepayment assumption, GNMA certificates have had historical yields at least 3/4 of 1% greater than the highest grade corporate bonds.
Actual yield comparisons will vary with the prepayment experience of specific GNMA certificates.

The fund also may invest in pass-through securities backed by adjustable-rate mortgages, which have been issued by GNMA, FNMA and FHLMC. These securities bear interest at a rate which is adjusted monthly, quarterly or annually. The prepayment experience of the mortgages underlying these securities may vary from that for fixed-rate mortgages.

The average maturity of FHLMC and FNMA mortgage-backed pools, like GNMA mortgage-backed pools, varies with the maturities of the underlying mortgage instruments, and a pool's stated average life also may be shortened by unscheduled payments on the underlying mortgages. Factors affecting mortgage prepayments include the level of interest rates, general economic and social conditions, the location of the mortgaged property and the age of the mortgage. Because prepayment rates of individual pools vary widely, it is not possible to accurately predict the average life of a particular pool. As noted above, it is a common practice to assume that prepayments will result in an average life ranging from two to ten years for pools of fixed-rate 30-year mortgages. Pools of mortgages with other maturities or different characteristics will have varying average life assumptions. The actual maturity of and realized yield on specific FHLMC and FNMA certificates will vary based on the prepayment experience of the underlying pool of mortgages.

The GNMA certificates in which the fund will invest will be of the "modified pass-through" type, which means that the scheduled monthly interest and principal payments related to mortgages in the pool backing the certificates will be "passed-through" to investors. Timely payment of principal and interest on GNMA certificates is guaranteed by GNMA and backed by the full faith and credit of the United States, but market value and yield are not guaranteed.

Mortgage participation certificates issued by FHLMC and FNMA generally represent ownership interests in a pool of fixed-rate conventional mortgages. Timely payment of principal and interest on these certificates is guaranteed solely by the issuer of the certificates. FHLMC is a U.S. government-created entity controlled by the Federal Home Loan Banks.
FNMA is a government-chartered corporation owned entirely by private stockholders, which is subject to general regulation by the Secretary of Housing and Urban Development.

Mortgage-backed U.S. government securities differ from conventional bonds in that principal is paid back to the certificate holder over the life of the loan rather than at maturity. As a result, the fund will receive monthly scheduled payments of principal and interest. In addition, the fund may receive unscheduled principal payments representing prepayments on the underlying mortgages, which will cause the maturity of and realized yield on specific
GNMA, FNMA and FHLMC certificates to vary based on the prepayment experience of the underlying pool of mortgages. The fund will reinvest all payments and unscheduled prepayments of principal in additional
GNMA, FNMA and FHLMC certificates or other U.S.
government securities (which may have lower interest rates than the balance of the obligations held by the fund), and will distribute the interest to shareholders in the form of monthly dividends.

To the extent they are purchased at par or at a discount, GNMA certificates offer a high degree of safety of principal investment because of the GNMA guarantee, and other mortgage-backed U.S. government securities also are believed to offer significant safety of principal investment. If the fund buys mortgage-backed U.S. government securities at a premium, however, mortgage foreclosures and prepayments of principal by mortgagors (which may be made at any time without penalty) may result in some loss of the fund's principal investment to the extent of the premium paid.

U.S. Government Securities

Direct obligations of the United States Treasury include a variety of securities that differ in their interest rates, maturities and dates of issuance.
Treasury Bills have maturities of less than one year, Treasury Notes have maturities of one to ten years and Treasury Bonds generally have maturities of greater than ten years at the date of issuance.

In addition to direct obligations of the United
States Treasury, debt obligations of varying maturities issued or guaranteed by the United States government or its agencies or instrumentalities
("U.S. government securities") include securities issued or guaranteed by the Federal Housing
Administration, Federal Financing Bank, Export-Import
Bank of the United States, Small Business
Administration, GNMA, General Services
Administration, Federal Home Loan Banks, FHLMC, FNMA,
Maritime Administration, Tennessee Valley Authority,
Resolution Trust Corporation, District of Columbia
Armory Board, Student Loan Marketing Association and various institutions that previously were or currently are part of the Farm Credit System (which has been undergoing a reorganization since 1987).
Because the United States government is not obligated by law to provide support to an instrumentality that it sponsors, the fund will invest in obligations of such an instrumentality only if SSB Citi determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by the fund.

The fund may invest up to 5% of its net assets in U.S. government securities for which the principal repayment at maturity, while paid in U.S. dollars, is determined by reference to the exchange rate between the U.S. dollar and the currency of one or more foreign countries ("Exchange Rate-Related
Securities"). Exchange Rate-Related Securities are issued in a variety of forms, depending on the structure of the principal repayment formula. The principal repayment formula may be structured so that the security-holder will benefit if a particular foreign currency to which the security is linked is stable or appreciates against the U.S. dollar. In the alternative, the principal repayment formula may be structured so that the securityholder benefits if the U.S. dollar is stable or appreciates against the linked foreign currency. Finally, the principal repayment formula can be a function of more than one currency and, therefore, be designed in either the aforementioned forms or a combination of those forms.

Investment in Exchange Rate-Related Securities entails special risks. There is the possibility of significant changes in rates of exchange between the U.S. dollar and any foreign currency to which an Exchange Rate-Related Security is linked. If currency exchange rates do not move in the direction or to the extent anticipated at the time of purchase of the security, the amount of principal repaid at maturity might be significantly below the par value of the security, which might not be offset by the interest earned by the fund over the term of the security. The rate of exchange between the U.S.
dollar and other currencies is determined by the forces of supply and demand in the foreign exchange markets. These forces are affected by the international balance of payments and other economic and financial conditions, government intervention, speculation and other factors. The imposition or modification of foreign exchange controls by domestic or foreign governments or intervention by central banks also could affect exchange rates. Finally, there is no assurance that sufficient trading interest to create a liquid secondary market will exist for particular Exchange Rate-Related Securities because of conditions in the debt and foreign currency markets. Illiquidity in the forward exchange market and the high volatility of the foreign exchange market may from time to time combine to make it difficult to sell an Exchange Rate-Related
Security prior to maturity without incurring a significant price loss.

Forward Roll Transactions

In order to enhance current income, the fund may invest up to 30% of its assets in forward roll transactions with respect to mortgage-backed securities issued by GNMA, FNMA and FHLMC. In a forward roll transaction, the fund sells a mortgage security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a similar security from the institution at a later date at an agreed upon price. The mortgage securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories than those sold.
During the period between the sale and repurchase, the fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in short-term instruments, particularly repurchase agreements, and the income from these investments, together with any additional fee income received on the sale will generate income for the fund exceeding the yield on the securities sold. Forward roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of those securities. At the time the fund enters into a forward roll transaction, it will place in a segregated custodial account cash and liquid debt securities having a value equal to the repurchase price (including accrued interest) and will subsequently monitor the account to insure that such equivalent value is maintained.

Forward roll transactions involve the risk that the market value of the securities sold by the fund may decline below the repurchase price of the securities.
Forward roll transactions are considered borrowings by the fund. Although investing the proceeds of these borrowings in repurchase agreements or money market instruments may provide the fund with the opportunity for higher income, this leveraging practice will increase the fund's exposure to capital risk and higher current expenses. Any income earned from the securities purchased with the proceeds of these borrowings that exceeds the cost of the borrowings would cause the fund's net asset value per share to increase faster than would otherwise be the case; any decline in the value of the securities purchased would cause the fund's net asset value per share to decrease faster than would otherwise be the case.

Writing Put and Call Options

The fund may from time to time write covered put and call options on U.S. government securities in its portfolio. The fund will realize a fee (referred to as a "premium") when it writes an option. The fund will only write covered put and call options, which means that for so long as the fund remains obligated as the writer of the option it will, in the case of a call option, continue to own the underlying security and, in the case of a put option, maintain an amount of cash or liquid securities in a segregated account equal to the exercise price of the option. A put option embodies the right of its purchaser to compel the writer of the option to purchase from the optionholder an underlying security at a specified price at any time during the option period. In contrast, a call option embodies the right of its purchaser to compel the writer of the option to sell the option holder an underlying security at a specified price at any time during the option period.
Thus, the purchaser of a put option has the right to compel the fund to purchase from it the underlying security at the agreed-upon price for a specified time period, while the purchaser of a call option has the right to purchase from the fund the underlying security owned by the fund at the agreed-upon price for a specified time period.

Upon the exercise of a put option, the fund may suffer a loss equal to the difference between the price at which the fund is required to purchase the underlying security and its market value at the time of the option exercise, less the premium received for writing the option. Upon the exercise of a call option, the fund may suffer a loss equal to the excess of the security's market value at the time of the option exercise over the fund's acquisition cost of the security, less the premium received for writing the option. The fund ordinarily will write only covered put and call options for which a secondary market exists on a national securities exchange or in the over-the-counter market.

In order to realize a profit, to prevent an underlying security from being called or to unfreeze an underlying security (thereby permitting its sale or the writing of a new option on the security prior to the option's expiration), the fund may engage in a closing purchase transaction. The fund will incur a loss if the cost of the closing purchase transaction, plus transaction costs, exceeds the premium received upon writing the original option. To effect a closing purchase transaction, the fund would purchase, prior to the exercise of an option that it has written, an option of the same series as that on which it desires to terminate its obligation. There can be no assurance that the fund will be able to effect a closing purchase transaction at a time when it wishes to do so. The obligation of the fund to purchase or deliver securities, respectively, upon the exercise of a covered put or call option which it has written terminates upon the effectuation of a closing purchase transaction.

The principal reason for writing covered call options on securities is to attempt to realize, through the receipt of premiums, a greater return than would be realized on the securities alone. In return for a premium, the writer of a covered call option forfeits the right to any appreciation in the value of the underlying security above the strike price for the life of the option (or until a closing purchase transaction can be effected). Nevertheless, the call writer retains the risk of a decline in the price of the underlying security. Similarly, the principal reason for writing covered put options is to realize income in the form of premiums. The writer of a covered put option accepts the risk of a decline in the price of the underlying security. The size of the premium that the fund may receive may be adversely affected as new or existing institutions, including other investment companies, engage in or increase their option-writing activities.

Options written by the fund normally will have expiration dates between one and nine months from the date written. The exercise price of the options may be below, equal to, or above, the current market values of the underlying securities at the times the options are written. In the case of call options these exercise prices are referred to as "in-the-money," "at-the-money," and "out-of-the-money," respectively.

The fund may write (a) in-the-money call options when the manager expects that the price of the underlying security will remain flat or decline moderately during the options period, (b) at-the-money call options when the manager expects that the price of the underlying security will remain flat or advance moderately during the option period and (c) out-of-money call options when the manager expects that the price of the security may increase but not above a price equal to the sum of the exercise price plus the premiums received from writing the call option. In any of the preceding situations, if the market price of the underlying security declined and the security is sold at this lower price, the amount of any realized loss will be offset wholly or in part by the premium received. Out-of-money, at-the-money and in-the-money put options (the reverse of call options as to the relations of exercise price to market price) may be utilized in the same market environments that such call options are used in equivalent transactions.

So long as the obligation of the fund as the writer of an option continues, the fund may be assigned an exercise notice by the broker/dealer through which the option was sold, requiring it to deliver, in the case of a call, or take delivery of, in the case of a put, the underlying security against payment of the exercise price. This obligation terminates when the option expires or the fund effects a closing purchase transaction. The fund can no longer effect a closing purchase transaction with respect to an option once it has been assigned an exercise notice. To secure its obligation to deliver the underlying security when it writes a call option, or to pay for the underlying security when it writes a put option, the fund will be required to deposit in escrow the underlying security or other assets in accordance with the rules of the Options Clearing Corporation or similar clearing corporation and the securities exchange on which the option is written.

An option position may be closed out only where there exists a secondary market for an option of the same series on a recognized securities exchange or in the over-the-counter market. The fund expects to write options only on national securities exchanges or in the over-the-counter market.

The fund may realize a profit or loss upon entering into a closing transaction. In cases in which the fund has written an option, it will realize a profit if the cost of the closing purchase transaction is less than the premium received upon writing the original option and will incur a loss if the cost of the closing purchase transaction exceeds the premium received upon writing the original option.

Purchasing Put and Call Options

Buying a put option on a U.S. government security will give the fund the right to sell the security at a particular price and may act to limit, until that right expires, the fund's risk of loss through a decline in the market value of the security. Any appreciation in the value of the underlying security will be offset in part by the amount of the premium the fund pays for the put option and any related transaction costs. By purchasing a put option on a security it does not own, the fund would seek to benefit from a decline in the market price of its investment portfolio generally. If the market price of the underlying security remains equal to or greater than the exercise price during the life of the put option, the fund would lose its entire investment in the put option. For a transaction of a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. The fund would not purchase a put option if, as a result of the purchase, more than 10% of the fund's assets would be invested in put options.

As the holder of a call option on a U.S. government security, the fund would have the right to purchase the underlying security at the exercise price at any time during the option period. The fund would purchase a call option to acquire the underlying security for its portfolio. Utilized in this fashion, the purchase of call options would enable the fund to fix its costs of acquiring the underlying security at the exercise price of the call option plus the premium paid. Pending exercise of the call option, the fund could invest the exercise price of the call option, which would otherwise have been used for the immediate purchase of the security, in short-term investments providing additional current return.
At times, the net costs of acquiring securities in this manner may be less than the cost of acquiring the securities directly. So long as it holds such a call option rather than the underlying security itself, the fund is partially protected from any unexpected decline in the market price of the underlying security and could allow the call option to expire, incurring a loss only to the extent of the premium paid for the option. The fund also could purchase call options on U.S. government securities to increase its return to investors at a time when the call is expected to increase in value because of anticipated appreciation of the underlying security.
The fund would not purchase a call option if, as a result of the purchase, more than 10% of the fund's assets would be invested in call options.

The fund may enter into closing transactions with respect to put and call options that it purchases, exercise the options, or permit the options to expire. Profit or loss from a closing transaction will depend on whether the amount the fund received on the transaction is more or less than the premium paid for the options plus any related transaction costs.

Although the fund generally will purchase or write only those options for which the manager believes there is an active secondary market so as to facilitate closing transactions, there is no assurance that sufficient trading interest to create a liquid secondary market on a securities exchange will exist for any particular options or at any particular time, and for some options no such secondary market may exist. A liquid secondary market in an option may cease to exist for a variety of reasons. In the past, for example, higher than anticipated trading activity or order flow, or other unforeseen events, have at times rendered certain of the facilities of national securities exchanges inadequate and resulted in the institution of special procedures, such as trading rotations, restrictions on certain types of orders or trading halts or suspensions in one or more options. There can be no assurance that similar events, or events that may otherwise interfere with the timely execution of customers' orders, will not recur.

In such event, it might not be possible to effect closing transactions in particular options. If, as a covered call option writer, the fund is unable to effect a closing purchase transaction in a secondary market, it will not be able to sell the underlying security until the option expires or it delivers the underlying security upon exercise.

Securities exchanges generally have established limitations governing the maximum number of calls and puts of each class which may be held or written, or exercised within certain periods, by an investor or group of investors acting in concert (regardless of whether the options are written on the same or different securities exchanges or are held, written or exercised in one or more accounts or through one or more brokers). It is possible that the fund and other clients of the manager and certain of their affiliates may be considered to be such a group. A securities exchange may order the liquidation of positions found to be in violations of these limits, and it may impose certain other sanctions.

Additional risks exist with respect to certain of the U.S. government securities for which the fund may write covered call options. If the fund writes covered call options on mortgage-backed securities, the securities it holds as cover may, because of scheduled amortization or unscheduled prepayments, cease to be sufficient cover. The fund will compensate for the decline in the value of the cover by purchasing an appropriate additional amount of those securities.

The trading market in options on U.S. government securities has varying degrees of depth for various securities. The manager will attempt to take appropriate measures to minimize risks relating to the fund's writing and purchasing put and call options, but there can be no assurance the fund will succeed in an options program.

Zero Coupon Securities

The fund may invest in zero coupon bonds. A zero coupon bond pays no interest in cash to its holder during its life, although interest is accrued during that period. Its value to an investor consists of the difference between its face value at the time of maturity and the price for which it was acquired, which is generally at significantly less than its face value. Because such securities usually trade at a deep discount, they will be subject to greater fluctuations of market value in response to changing interest rates than debt obligations of comparable maturities which make periodic distributions of interest. On the other hand, because there are no periodic interest payments to be reinvested prior to maturity, zero coupon securities eliminate reinvestment risk and lock in a rate of return to maturity.

Repurchase Agreements

The fund may engage in repurchase agreement transactions on U.S. government securities with certain member banks of the Federal Reserve System and with certain dealers on the Federal Reserve Bank of New York's list of reporting dealers. Under the terms of a typical repurchase agreement, the fund would acquire an underlying debt obligation for a relatively short period (usually not more than one week) subject to an obligation of the seller to repurchase, and the fund to resell, the obligation at an agreed-upon price and time, thereby determining the yield during the fund's holding period. Under each repurchase agreement the selling institution will be required to maintain the value of the securities subject to the repurchase agreement at not less than their repurchase price.

Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions upon the fund's ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which the fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the agreement. SSB Citi, acting under the supervision of the fund's Board of Directors, reviews on an ongoing basis the value of the collateral and the creditworthiness of those banks and dealers with which the fund may enter into repurchase agreements to evaluate potential risks.


Reverse Repurchase Agreements

The fund may enter into reverse repurchase agreements. A reverse repurchase agreement involves the sale of a money market instrument by the fund and its agreement to repurchase the instrument at a specified time and price. The fund will maintain a segregated account consisting of U.S. government securities or cash or cash equivalents to cover its obligations under reverse repurchase agreements with broker/dealers and other financial institutions. The fund will invest the proceeds in other money market instruments or repurchase agreements maturing not later than the expiration of the reverse repurchase agreement. Under the 1940 Act reverse repurchase agreements may be considered borrowing by the seller.

Reverse repurchase agreements create opportunities for increased returns to the shareholders of the fund but, at the same time, create special risk considerations. Although the principal or stated value of such borrowings will be fixed, the fund's assets may change in value during the time the borrowing is outstanding. To the extent the income or other gain derived from securities purchased with borrowed funds exceeds the interest or dividends the fund will have to pay in respect thereof, the fund's net income or other gain will be greater than if this type of leverage had not been used. Conversely, if the income or other gain from the incremental assets is not sufficient to cover this cost, the net income or other gain of the fund will be less than if the reverse repurchase agreement had not been used.

The fund currently intends to invest not more than 33% of its net assets in reverse repurchase agreements.

When-Issued Securities and Delayed Delivery
Transactions

In order to secure what the manager considers to be an advantageous price or yield, the fund may purchase
U.S. government securities on a when-issued basis or purchase or sell U.S. government securities for delayed delivery. The fund will enter into such purchase transactions for the purpose of acquiring portfolio securities and not for the purpose of leverage. Delivery of the securities in such cases occurs beyond the normal settlement periods, but no payment or delivery is made by the fund prior to the reciprocal delivery or payment by the other party to the transaction. In entering into a when-issued or delayed-delivery transaction, the fund relies on the other party to consummate the transaction and may be disadvantaged if the other party fails to do so.

U.S. government securities normally are subject to changes in value based upon changes, real or anticipated, in the level of interest rates and, to a lesser extent, the public's perception of the creditworthiness of the issuers. In general, U.S.
government securities tend to appreciate when interest rates decline and depreciate when interest rates rise. Purchasing U.S. government securities on a when-issued basis or delayed-delivery basis, therefore, can involve the risk that the yields available in the market when the delivery takes place may actually be higher than those obtained in the transaction itself. Similarly, the sale of U.S.
government securities for delayed delivery can involve the risk that the prices available in the market when the delivery is made may actually be higher than those obtained in the transaction itself.

The fund will at all times maintain in a segregated account, cash or liquid securities equal to the amount of the fund's when-issued or delayed-delivery commitments. For the purpose of determining the adequacy of the securities in the account, the deposited securities will be valued at market or fair value. If the market or fair value of such securities declines, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of such commitments by the fund. Placing securities rather than cash in the account may have a leveraging effect on the fund's assets. That is, to the extent that the fund remains substantially fully invested in securities at the time it has committed to purchase securities on a when-issued basis, there will be greater fluctuation in its net asset value than if it had set aside cash to satisfy its purchase commitments. On the settlement date, the fund will meet its obligations from then-available cash flow, the sale of securities held in the separate account, the sale of other securities or, although it normally would not expect to do so, from the sale of the when-issued or delayed-delivery securities themselves
(which may have a greater or lesser value than the fund's payment obligations).

Lending of Portfolio Securities

Consistent with applicable regulatory requirements the fund may lend securities from its portfolio to brokers, dealers and other financial organizations.
The fund may not lend its portfolio securities to Salomon Smith Barney or its affiliates without specific authorization from the Securities and Exchange Commission (the "SEC"). Loans of portfolio securities by the fund will be collateralized by cash, letters of credit or securities issued or guaranteed by the United States government or its agencies which are maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. From time to time, the fund may return a part of the interest earned from the investment of collateral received for securities loaned to the borrower and/or a third party, which is unaffiliated with the fund or with Salomon Smith Barney and which is acting as a "finder."

In lending its portfolio securities, the fund can increase its income by continuing to receive interest on the loaned securities, as well as either investing the cash collateral in short-term instruments or by obtaining yield in the form of interest paid by the borrower when U.S. government securities are used as collateral. Requirements of the SEC currently provide that the following conditions must be met whenever portfolio securities are loaned: (a) the fund must receive at least 100% cash collateral or equivalent securities from the borrower; (b) the borrower must increase such collateral whenever the market value of the securities rises above the level of such collateral; (c) the fund must be able to terminate the loan at any time; (d) the fund must receive reasonable interest on the loan, as well as an amount equal to any dividends, interest or other distributions on the loaned securities, and any increase in market value; (e) the fund may pay only reasonable custodian fees in connection with the loan; and (f) voting rights on the loaned securities may pass to the borrower; however, if a material event adversely affecting the investment occurs, the fund's Board of Directors must terminate the loan and regain the right to vote the securities. The risks in lending portfolio securities, as with other extensions of secured credit, consist of possible delay in receiving additional collateral or in the recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. Loans will be made to firms deemed by the manager to be of good standing and will not be made unless, in the judgment of the manager, the consideration to be earned from such loans would justify the risk.

Transactions in Interest Rate Futures Contracts and
Related Options

The fund may enter into interest rate futures contracts and options on interest rate futures contracts that are traded on a U.S. exchange or board of trade. These investments may be made by the fund for the purpose of hedging against changes in the value of its portfolio securities because of anticipated changes in interest rates and market conditions and not for purposes of speculation. The fund will not be permitted to enter into futures and options contracts (other than those considered bona fide hedging by the Commodity Futures Trading
Commission) for which aggregate initial margin deposits and premiums exceed 5% of the fair market value of the fund's assets, after taking into account unrealized profits and unrealized losses on contracts into which it has entered.

An interest rate futures contract provides for the future sale by one party and the purchase by the other party of a certain amount of specified interest rate sensitive financial instruments (debt securities) at a specified price, date, time and place.

The purpose of entering into a futures contract by the fund is to protect the fund from fluctuations in interest rates on securities without actually buying or selling the securities. For example, if the fund owns long-term U.S. government securities and interest rates are expected to increase, the fund may enter into a futures contract to sell U.S. Treasury
Bonds. Such a transaction would have much the same effect as the fund's selling some of the long-term bonds in its portfolio. If interest rates increase as anticipated, the value of certain long-term U.S.
government securities in the portfolio would decline, but the value of the fund's futures contracts would increase at approximately the same rate, thereby keeping the net asset value of the fund from declining as much as it may have otherwise. Of course, because the value of portfolio securities will far exceed the value of the futures contracts sold by the fund, an increase in the value of the futures contracts can only mitigate - but not totally offset - the decline in the value of the portfolio.
If, on the other hand, the fund held cash reserves and interest rates are expected to decline, the fund may enter into futures contracts for the purchase of U.S. government securities in anticipation of later purchases of securities. The fund can accomplish similar results by buying securities with long maturities and selling securities with short maturities. But by using futures contracts as an investment tool to reduce risk, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

No consideration will be paid or received by the fund upon entering into a futures contract. Initially, the fund will be required to deposit with the broker an amount of cash or cash equivalents equal to approximately 1% to 10% of the contract amount (this amount is subject to change by the board of trade on which the contract is traded and members of such board of trade may charge a higher amount). This amount is known as "initial margin" and is in the nature of a performance bond or good faith deposit on the contract which is returned to the fund, upon termination of the futures contract, assuming that all contractual obligations have been satisfied.
Subsequent payments, known as "variation margin," to and from the broker, will be made daily as the price of the securities underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking-to-market." In addition, when the fund enters into a long position in futures or options on futures, it must deposit and maintain in a segregated account with its custodian an amount of cash or cash equivalents equal to the total market value of such futures contract, less the amount of initial margin for the contract and any profits on the contract that may be held by the broker. At any time prior to the expiration of a futures contract, the fund may elect to close the position by taking an opposite position, which will operate to terminate the fund's existing position in the contract.

There are several risks in connection with the use of futures contracts as a hedging device. Successful use of futures contracts by the fund is subject to the ability of the manager to predict correctly movements in the direction of interest rates. These predictions involve skills and techniques that may be different from those involved in the management of the fund. In addition, there can be no assurance that there will be a perfect correlation between movements in the price of the securities underlying the futures contract and movements in the price of the securities which are the subject of the hedge. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected trends in interest rates.

Although the fund intends to enter into futures contracts only if there is an active market for such contracts, there is no assurance that a liquid market will exist for the contracts at any particular time.
Most domestic futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract no trades may be made that day at a price beyond that limit. It is possible that futures contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and subjecting some futures traders to substantial losses. In such event, and in the event of adverse price movements, the fund would be required to make daily cash payments of variation margin. In such circumstances, an increase in the value of the portion of the portfolio being hedged, if any, may partially or completely offset losses on the futures contract.

If the fund had hedged against the possibility of an increase in interest rates adversely affecting the value of securities held in its portfolio and rates decrease instead, the fund will lose part or all of the benefit of the increased value of securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. These sales of securities may, but will not necessarily, be at increased prices which reflect the decline in interest rates.

Purchasing Options. Options on interest rate futures contracts are similar to options on securities, except that an option on an interest rate futures contract gives the purchaser the right, in return for the premium paid, to assume a position in an interest rate futures contract (rather than to purchase securities) at a specified exercise price at any time prior to the expiration date of the option. A call option gives the purchaser of such option the right to take a long position, and obligates its writer to take a short position in a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to enter into a short position, and the writer has the obligation to enter into a long position in such contract at the exercise price during the option period. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the interest rate futures contract on the expiration date. The potential loss related to the purchase of an option on interest rate futures contracts is limited to the premium paid for the option (plus transaction costs), and there are no daily cash payments to reflect changes in the value of the underlying contract. However, the value of the option does change daily and that change is reflected in the net asset value of the fund.

The purchase of put options on interest rate futures contracts is analogous to the purchase of protective puts on debt securities so as to hedge a portfolio of debt securities against the risk of rising interest rates. The fund may purchase put options on interest rate futures contracts if the manager anticipates a rise in interest rates. Because of the inverse relationship between trends in interest rates and the values of debt securities, a rise in interest rates would result in a decline in the value of the fund's portfolio securities. Because the value of an interest rate futures contract moves inversely in relation to changes in interest rates, as is the case with debt securities, a put option on such a contract becomes more valuable as interest rates rise. By purchasing put options on interest rate futures contracts at a time when the manager expects interest rates to rise, the fund would seek to realize a profit to offset the loss in value of its portfolio securities, without the need to sell such securities.

The fund may purchase call options on interest rate futures contracts if the manager anticipates a decline in interest rates. Historically, unscheduled prepayments on mortgage-backed securities (such as GNMA certificates) have increased in periods of declining interest rates, as mortgagors have sought to refinance at lower interest rates. As a result, if the fund purchases such securities at a premium prior to a period of declining interest rates, the subsequent prepayments at par will reduce the yield on such securities by magnifying the effect of the premium in relationship to the principal amount of securities, and may, under extreme circumstances, result in a loss to the fund. This effect may not be offset by any appreciation in value in a debt security normally attributable to the interest rate decline. To protect itself against the possible erosion of principal on securities purchased at a premium, the fund may purchase call options on interest rate futures. The option would increase in value as interest rates decline, thereby tending to offset any reductions of the yield on portfolio securities purchased at a premium resulting from the effect of prepayments on the amortization of such premiums.

Writing Options. The fund may write put and call options on interest rate futures contracts other than as part of closing sale transactions, in order to increase its ability to hedge against changes in interest rates. A call option gives the purchaser of such option the right to take a long position, and obligates the fund as its writer to take a short position, in a specified underlying futures contract at a stated exercise price at any time prior to the expiration date of the option. A purchaser of a put option has the right to take a short position, and obligates the fund as the writer to take a long position in such contract at the exercise price during the option period.

The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the debt securities which are deliverable upon exercise of the futures contract. If the futures price at expiration is below the exercise price, the fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the fund's holdings of debt securities. If a put option is exercised, the net cost to the fund of the debt securities acquired by it will be reduced by the amount of the option premium received. Of course, if market prices have declined, the fund's purchase price upon exercise of the option may be greater than the price at which the debt securities might be purchased in the cash market, and, therefore, a loss may be realized when the difference between the exercise price and the market value of the debt securities is greater than the premium received for writing the option.

As is currently the case with respect to its purchases of futures, the fund will write put and call options on interest rate futures contracts only as a hedge against changes in the value of its securities that may result from market conditions, and not for purposes of speculation.

When the fund writes a call or a put option, it will be required to deposit initial margin and variation margin pursuant to brokers' requirements similar to those applicable to interest rate futures contracts described above. In addition, net option premiums received for writing options will be included as initial margin deposits. At any time prior to the expiration of the option, the fund may elect to close the position.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on interest rate futures contracts. These risks include the lack of assurance of perfect correlation between price movements in the option on interest rate futures, on the one hand, and price movements in the portfolio securities that are the subject of the hedge, on the other hand. In addition, the fund's writing of put and call options on interest rate futures will be based upon predictions as to anticipated interest rate trends, which predictions could prove to be inaccurate. The ability to establish and close out positions on such options will be subject to the maintenance of a liquid market, and there can be no assurance that such a market will be maintained or that closing transactions will be effected. Moreover, the option may not be subject to daily price fluctuation limits while the underlying futures contract is subject to such limits, and as a result normal pricing relationships between options and the underlying futures contract may not exist when the future is trading at its price limit. In addition, there are risks specific to writing (as compared to purchasing) such options.

Under policies adopted by the Board of Directors, the fund's investment in premiums paid for call and put options at any one time may not exceed 5% of the value of the fund's total assets.

INVESTMENT RESTRICTIONS

Restrictions numbered 1 through 7 below have been adopted by the fund as fundamental policies. These restrictions cannot be changed without approval by the holders of a majority of the outstanding shares of the fund, defined as the lesser of (a) 67% or more of the shares present at a meeting if the holders of more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the fund's outstanding shares. The remaining restrictions may be changed by a vote of the fund's
Board of Directors at any time.

The fund will not:

	1.	Invest in a manner that would cause it to fail
to be a "diversified company" under the 1940
Act and the rules, regulations and orders thereunder.

2. Issue "senior securities" as defined in the 1940
Act and the rules, regulations and orders thereunder, except as permitted under the 1940
Act and the rules, regulations and orders thereunder.

3.	Invest more than 25% of its total assets in
securities, the issuers of which are in the same industry. For purposes of this limitation, U.S. government securities
(including its agencies and instrumentalities) and securities of state or municipal governments and their political subdivisions are not considered to be issued by members of any industry.

4.	Borrow money, except that (a) the fund may
borrow from banks for temporary or emergency
(not leveraging) purposes, including the meeting of redemption requests which might otherwise require the untimely disposition of securities, and (b) the fund may, to the extent consistent with its investment policies, enter into reverse repurchase agreements, forward roll transactions and similar investment strategies and techniques. To the extent that it engages in transactions described in (a) and (b), the fund will be limited so that no more than 33 1/3% of the value of its total assets (including the amount borrowed), valued at the lesser of cost or market, less liabilities (not including the amount borrowed) valued at the time the borrowing is made, is derived from such transactions.

5.	Make loans.  This restriction does not apply to:
(a) the purchase of debt obligations in which
the fund may invest consistent with its
investment objectives and policies; (b)
repurchase agreements; and (c) loans of its
portfolio securities, to the fullest extent
permitted under the 1940 Act.
6.	Engage in the business of underwriting
securities issued by other persons, except to the extent that the fund may technically be deemed to be an underwriter under the Securities Act of 1933, as amended, in disposing of portfolio securities.

7.	Purchase or sell real estate, real estate
mortgages, commodities or commodity contracts, but this restriction shall not prevent the fund from (a) investing in securities of issuers engaged in the real estate business or the business of investing in real estate (including interests in limited partnerships owning or otherwise engaging in the real estate business or the business of investing in real estate) and securities which are secured by real estate or interests therein; (b) holding or selling real estate received in connection with securities it holds or held; (c) trading in futures contracts and options on futures contracts
(including options on currencies to the extent consistent with the funds' investment objective and policies); or (d) investing in real estate investment trust securities.

8.	Purchase any securities on margin (except for
such short-term credits as are necessary for the clearance of purchases and sales of portfolio securities) or sell any securities short (except
"against the box"). For purposes of this restriction, the deposit or payment by the fund of underlying securities and other assets in escrow and collateral agreements with respect to initial or maintenance margin in connection with futures contracts and related options and options on securities, indexes or similar items is not considered to be the purchase of a security on margin.

9.	Purchase or sell oil, gas or other mineral
exploration or development programs.

10.	Purchase restricted securities, illiquid
securities (such as repurchase agreements with maturities in excess of seven days) or other securities which are not readily marketable if more than 15% of the total assets of the fund would be invested in such securities.

11.	Purchase any security if as a result the
fund would then have more than 5% of its total assets (taken at current value) invested in securities of companies that have been in continuous operations for fewer than three years, except that this restriction will not apply to U.S. government securities. (For purposes of this restriction, issuers include predecessors, sponsors, controlling persons, general partners and guarantors of underlying assets.)

12.	Make investments for the purpose of
exercising control or management.

13.	Engage in the purchase or sale of put,
call, straddle or spread options or in the writing of such options, except that (a) the fund may purchase and sell options on U.S.
government securities, write covered put and call options on U.S. government securities and enter into closing transactions with respect to such options and (b) the fund may sell interest rate futures contracts and write put and call options on interest rate futures contracts.

Certain restrictions listed above permit the fund without shareholder approval to engage in investment practices that the fund does not currently pursue.
The fund has no present intention of altering its current investment practices as otherwise described in the prospectus and this SAI and any future change in those practices would require Board approval and appropriate disclosure to investors. If a percentage restriction is complied with at the time of an investment, a later increase or decrease in the percentage of assets resulting from a change in the values of portfolio securities or in the amount of the fund's assets will not constitute a violation of such restriction.

Diversified Classification

The fund is classified as a diversified fund under the 1940 Act. In order to be classified as a diversified investment company under the 1940 Act, the fund may not, with respect to 75% of its assets, invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities) or own more than 10% of the outstanding voting securities of any one issuer. For the purposes of diversification under the 1940 Act, the identification of the issuer of securities depends upon the terms and conditions of the security. When the assets and revenues of an agency, authority, instrumentality or other political subdivision are separate from those of the government creating the issuing entity and the security is backed only by the assets and revenues of such entity, such entity is deemed to be the sole issuer. Similarly, in the case of a private activity bond, if that bond is backed only by the assets and revenues of the nongovernmental user, then such nongovernmental user is deemed to be the sole issuer. If, however, in either case, the creating government or some other entity guarantees a security, such a guarantee would be considered a separate security and is to be treated as an issue of such government or other entity.

INVESTMENT MANAGEMENT AND OTHER SERVICES

Investment Adviser and Administrator

SSB Citi serves as investment adviser to the fund pursuant to a written agreement (the "Investment
Advisory Agreement"), which was approved by the fund's Board of Directors, including a majority of the directors who are not interested persons of the fund or Salomon Smith Barney (the "independent directors"). Subject to the supervision and direction of the fund's Board of Directors, the manager manages the fund's portfolio in accordance with the fund's stated investment objective and policies, makes investment decisions for the fund, places orders to purchase and sell securities, and employs professional portfolio managers and securities analysts who provide research services to the fund.
The manager pays the salary of any officer and employee who is employed by both it and the trust.
The manager bears all expenses in connection with the performance of its services. SSB Citi is a wholly owned subsidiary of Salomon Smith Barney Holdings
Inc. ("Holdings"), which in turn is a wholly owned subsidiary of Citigroup Inc. ("Citigroup"). SSB Citi
(through predecessor entities) has been in the investment counseling business since 1968 and renders investment advice to a wide variety of individual, institutional and investment company clients that had aggregate assets under management as of October 31, 2000 in excess of $202 billion.

As compensation for SSB Citi's investment advisory services rendered to the fund, the fund pays a fee computed daily and paid monthly at the following annual rates of the Fund's average daily net assets:
0.45% of the value of the fund's average daily net assets up to $1 billion and 0.415% of the value of the fund's average daily net assets in excess of $1 billion. For the fiscal years ended July 31, 2000, 1999 and 1998, the fund paid $2,118,708, $2,421,062 and $2,503,412, respectively, in investment advisory fees.

SSB Citi also serves as administrator to the fund pursuant to a written agreement (the "Administration
Agreement"), which has been approved by the fund's
Board of Directors, including a majority of the independent directors of the fund. SSB Citi pays the salary of any officer and employee who is employed by both it and the fund and bears all expenses in connection with the performance of its services.

As administrator SSB Citi will: (a) assist in supervising all aspects of the fund's operations; (b) supply the fund with office facilities (which may be in SSB Citi's own offices), statistical and research data, data processing services, clerical, accounting and bookkeeping services, including, but not limited to, the calculation of (i) the net asset value of shares of the fund, (ii) applicable deferred sales charges and similar fees and charges and (iii) distribution fees, internal auditing and legal services, internal executive and administrative services, and stationary and office supplies; and (c) prepare reports to shareholders of the fund, tax returns and reports to and filings with the SEC and state blue sky authorities.

As compensation for administrative services rendered to the fund, SSB Citi receives a fee computed daily and paid monthly at the following annual rates: 0.20% of the value of the fund's average daily net assets up to $1 billion and 0.185% of the value of the fund's average daily net assets in excess of $1 billion. For the fiscal years ended July 31, 2000, 1999 and 1998, the fund paid $941,648, $1,076,027 and
$1,112,627, respectively in administration fees.

The fund bears expenses incurred in its operation including: taxes, interest, brokerage fees and commissions, if any; fees of Directors who are not officers, directors, shareholders or employees of Salomon Smith Barney or SSB Citi; SEC fees and state
Blue Sky qualification fees; charges of custodians;
transfer and dividend disbursing agent's fees;
certain insurance premiums; outside auditing and legal expenses; costs of maintaining corporate existence; investor services (including allocated telephone and personnel expenses); costs of preparation and printing of prospectuses and statements of additional information for regulatory purposes and for distribution to existing shareholders; costs of shareholders' reports and shareholder meetings; and meetings of the officers or Board of Directors of the fund.

Auditors

KPMG LLP, independent auditors, 757 Third Avenue, New
York, New York 10022, has been selected as the fund's independent auditor to examine and report on the fund's financial statements and highlights for the fiscal year ending July 31, 2001.

Counsel

Willkie Farr & Gallagher, 787 Seventh Avenue, New
York, New York 10019, serves as counsel to the fund.

Stroock & Stroock & Lavan LLP, 180 Maiden Lane, New
York, New York, 10038, serves as counsel to the directors who are not "interested persons" of the fund.

Custodian, Transfer Agent and Sub-Transfer Agents

PFPC Trust Company (successor designated by PNC Bank,
National Association) ("custodian"), located at 17th and Chestnut Streets, Philadelphia, Pennsylvania,
19103, serves as the custodian of the fund. Under its custody agreement with the fund, the custodian holds the fund's securities and keeps all necessary accounts and records. For its services, the custodian receives a monthly fee based upon the month-end market value of securities held in custody and also receives securities transactions charges. The assets of the fund are held under bank custodianship in compliance with the 1940 Act.

Citi Fiduciary Trust Company (the "transfer agent"), located at 125 Broad Street, New York, New York
10004, serves as the fund's transfer and dividend-paying agent. Under the transfer agency agreement, the transfer agent maintains the shareholder account records for the fund, handles certain communications between shareholders and the fund, distributes dividends and distributions payable by the fund and produces statements with respect to account activity for the fund and its shareholders. For these services, the transfer agent receives fees from the fund computed on the basis of the number of shareholder accounts that the transfer agent maintains for the fund during the month and is reimbursed for out-of-pocket expenses.

PFPC Global Fund Services ("PFPC" or "sub-transfer agent"), located at Exchange Place, Boston, Massachusetts 02109, serves as the sub-transfer agent. Under the transfer agency agreement, the sub-transfer agent maintains the shareholder account records for the trust, handles certain communications between shareholders and the trust and distributes dividends and distributions payable by the trust.
For these services, the sub-transfer agent receives a monthly fee computed on the basis of the number of shareholder accounts it maintains for the trust during the month, and is reimbursed for out-of-pocket expenses.

Code of Ethics. Pursuant to Rule 17j-1 under the 1940
Act, the fund, its investment adviser and principal underwriter have adopted a code of ethics that permits personnel to invest in securities for their own accounts, including securities that may be purchased or held by the fund. All personnel must place the interests of clients first and avoid activities, interests and relationships that might interfere with the duty to make decisions in the best interests of the clients. All personal securities transactions by employees must adhere to the requirements of the code and must be conducted in such a manner as to avoid any actual or potential conflict of interest, the appearance of such a conflict, or the abuse of an employee's position of trust and responsibility.

A copy of the Fund's Code of Ethics is on file with the SEC.

DISTRIBUTOR

Effective June 5, 2000, Salomon Smith Barney replaced
CFBDS, Inc. as the fund's distributor, and it was approved by the Board of Directors at the meeting held on July 12, 2000. Salomon Smith Barney was approved as the Prior to June 5, 2000, CFBDS, Inc., located at 20 Milk Street, Boston, Massachusetts
02109-5408 served as the fund's distributor pursuant to a written agreement dated October 8, 1998 (the
"Distribution Agreement") which was approved by the fund's Board of Directors, including a majority of the independent directors on July 15, 1998. Prior to the merger of Travelers Group, Inc. and Citicorp Inc.
on October 8, 1998, Salomon Smith Barney served as the fund's distributor.

For the period ended July 31, 1998 through October 7,
1998, the aggregate dollar amount of commissions on
Class A shares was $31,000 all of which was paid to
Salomon Smith Barney.  For the period October 8, 1998
through July 31, 1999 the aggregate dollar amount of
commissions on Class A  shares was $149,000, $134,100
of which was paid to Salomon Smith Barney.   For the
fiscal year ended July 31, 2000 the aggregate dollar amount of commissions on Class A shares was $227,000, of which a portion was paid to Salomon
Smith Barney and CFBDS.

For the period July 31, 1998 through October 7, 1998 the aggregate dollar amount of commissions on Class L shares was $5,000, all of which was paid to Salomon
Smith Barney. For the period October 8, 1998 through
July 31, 1999 the aggregate dollar amount of commissions on Class L shares was $20,000, $18,000 of which was paid to Salomon Smith Barney. For the fiscal year ended July 31, 2000 the aggregate dollar amount of commissions on Class L shares was $10,000, of which a portion was paid to Salomon Smith Barney and CFBDS.

For the years ended July 31, 1998, July 31, 1999 and
July 31, 2000, Salomon Smith Barney or its predecessor received from shareholders $1,000,
$11,000 and $3,000, respectively, in deferred sales charges on the redemption of Class A shares.

For the years ended July 31, 1998, July 31, 1999 and
July 31, 2000, Salomon Smith Barney or its predecessor received from shareholders $141,000,
$73,000 and $78,000, respectively, in deferred sales charges on the redemption of Class B shares.

For the years ended July 31, 1998, July 31, 1999 and
July 31, 2000, Salomon Smith Barney or its predecessor received from shareholders $1,000, $1,000 and $3,000, respectively, in deferred sales charges on the redemption of Class L shares.

When payment is made by the investor before the settlement date, unless otherwise noted by the investor, the funds will be held as a free credit balance in the investor's brokerage account and Salomon Smith Barney may benefit from the temporary use of the funds. The fund's Board of Directors has been advised of the benefits to Salomon Smith Barney resulting from these settlement procedures and will take such benefits into consideration when reviewing the Investment Advisory Agreement for continuance.

Distribution Arrangements.  To compensate Salomon
Smith Barney for the services it provides and for the expense it bears, the fund has adopted a services and distribution plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the fund pays
Salomon Smith Barney a service fee, accrued daily and paid monthly, calculated at the annual rate of 0.25% of the value of the fund's average daily net assets attributable to the Class A, Class B and Class L shares. In addition, the fund pays Salomon Smith
Barney a distribution fee with respect to the Class B and Class L shares primarily intended to compensate
Salomon Smith Barney for its initial expense of paying financial consultants a commission upon sales of those shares. The Class B and Class L distribution fee is calculated at the annual rate of 0.50% and 0.45%, respectively, of the value of the fund's average daily net assets attributable to the shares of the respective class.

The following service and distribution fees were incurred during the periods indicated:




	DISTRIBUTION PLAN FEES





Year
Ended 7/31/00

Year
Ended 7/31/99

Year
Ended 7/31/98

Class A

$  739,692

$  886,006

$  975,661

Class B

    374,676

    535,706
    631,602

Class L

      27,563


      29,353

      16,373
For the year ended July 31, 2000, Salomon Smith
Barney incurred distribution expenses totaling
$1,507,068, consisting of $65,947 for advertising, $4,532 for printing and mailing of Prospectuses, $5,728 for interest expense, $846,160 for branch expenses, $584,701 for total compensation to Salomon
Smith Barney Financial Consultants, and in accruals for interest on the excess of Salomon Smith Barney expenses incurred in distribution of the fund's shares over the sum of the distribution fees and deferred sales charges received by Salomon Smith
Barney from the fund.

Under its terms, the Plan continues from year to year, provided such continuance is approved annually by vote of the fund's Board of Directors, including a majority of the independent directors. The Plan may not be amended to increase the amount of the service and distribution fees without shareholder approval, and all amendments of the Plan also must be approved by the directors and independent directors in the manner described above. The Plan may be terminated with respect to a class of the fund at any time, without penalty, by vote of a majority of the independent directors or by vote of a majority (as defined in the 1940 Act) of the outstanding voting securities of the class. Pursuant to the Plan, Salomon Smith Barney will provide the fund's Board of Directors with periodic reports of amounts expended under the Plan and the purpose for which such expenditures were made.

PORTFOLIO TRANSACTIONS

Decisions to buy and sell securities for the fund are made by the manager, subject to the overall review of the fund's Board of Directors. Although investment decisions for the fund are made independently from those of the other accounts managed by the manager, investments of the type the fund may make also may be made by those other accounts. When the fund and one or more other accounts managed by the manager are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for sales will be allocated in a manner believed by the manager to be equitable to each. In some cases, this procedure may adversely affect the price paid or received by the fund or the size of the position obtained or disposed of by the fund.

Allocation of transactions on behalf of the fund, including their frequency, to various dealers is determined by the manager in its best judgment and in a manner deemed fair and reasonable to the fund's shareholders. The primary considerations of the manager in allocating transactions are availability of the desired security and the prompt execution of orders in an effective manner at the most favorable prices. Subject to these considerations, dealers that provide supplemental investment research and statistical or other services to the manager may receive orders for portfolio transactions by the fund. Information so received is in addition to, and not in lieu of, services required to be performed by the manager, and the fees of the manager are not reduced as a consequence of their receipt of the supplemental information. The information may be useful to the manager in serving both the fund and other clients, and conversely, supplemental information obtained by the placement of business of other clients may be useful to the manager in carrying out its obligations to the fund.

The fund will not purchase securities during the existence of any underwriting or selling group relating to the securities, of which the manager is a member, except to the extent permitted by the SEC.
Under certain circumstances, the fund may be at a disadvantage because of this limitation in comparison with other funds that have similar investment objectives but that are not subject to a similar limitation.

The fund does not pay any brokerage commissions for portfolio transactions.

PORTFOLIO TURNOVER

The fund generally does not engage in short-term trading but intends to purchase securities for long-term capital appreciation. The fund's annual portfolio turnover rate is not expected to exceed
100%. A portfolio turnover rate of 100% would occur if all of the securities in the fund's portfolio were replaced once during a period of one year. The portfolio turnover rate is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of portfolio securities. Securities with remaining maturities of one year or less at the date of acquisition are excluded from the calculation. For the fiscal years ended July 31, 2000, 1999 and 1998, the fund's portfolio turnover rate was 173%, 205% and 363%, respectively.

Future portfolio turnover rates may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemptions of the fund's shares. Portfolio turnover rates will largely depend on the level of purchases and redemptions of fund shares. Higher portfolio turnover rates can result in corresponding increases in brokerage commissions. In addition, to the extent the fund realizes net short-term capital gains as the result of more portfolio transactions, distributions of such gains would be taxable to shareholders as ordinary income.

PURCHASE OF SHARES

Sales Charge Alternatives

The following classes of shares are available for purchase. See the Prospectus for a discussion of factors to consider in selecting which Class of shares to purchase.

Class A Shares. Class A shares are sold to investors at the public offering price, which is the net asset value plus an initial sales charge as follows:



Amount of
Investment

Sales Charge as a
%
Of Transaction

Sales Charge as a
%
of Amount
Invested
Dealers'
Reallowance as %
Of Offering Price

Less than $25,000
4.50
4.71
4.00
$ 25,000 - 49,999
4.00
4.17
3.60
50,000 - 99,999
3.50
3.63
3.15
100,000 - 249,999
2.50
2.56
2.25
250,000 - 499,999
1.50
1.52
1.35
500,000 and over
*
*
*

*	Purchases of Class A shares of $500,000 or more
will be made at net asset value without any initial sales charge, but will be subject to a deferred sales charge of 1.00% on redemptions made within 12 months of purchase. The deferred sales charge on Class A shares is payable to Salomon Smith Barney, which compensates Salomon
Smith Barney Financial Consultants and other dealers whose clients make purchases of $500,000 or more. The deferred sales charge is waived in the same circumstances in which the deferred sales charge applicable to Class B and Class L shares is waived. See "Deferred Sales
Charge Alternatives" and "Waivers of Deferred
Sales Charge."

Members of the selling group may receive up to 90% of the sales charge and may be deemed to be underwriters of the fund as defined in the 1933 Act. The reduced sales charges shown above apply to the aggregate of purchases of Class A shares of the fund made at one time by "any person," which includes an individual and his or her immediate family, or a trustee or other fiduciary of a single trust estate or single fiduciary account.

Class B Shares. Class B shares are sold without an initial sales charge but are subject to a deferred sales charge payable upon certain redemptions. See
"Deferred Sales Charge Provisions" on page 33.

Class L Shares. Class L shares are sold with an initial sales charge of 1.00% (which is equal to 1.01% of the amount invested) and are subject to a deferred sales charge payable upon certain redemptions. See "Deferred Sales Charge Provisions" on page 33. Until June 22, 2001 purchases of Class L shares by investors who were holders of Class C shares of the fund on June 12, 1998 will not be subject to the 1% initial sales charge.

Class Y Shares. Class Y shares are sold without an initial sales charge or deferred sales charge and are available only to investors investing a minimum of $15,000,000 (except purchases of Class Y shares by Smith Barney Concert Allocation Series Inc., for which there is no minimum purchase amount).

General

Investors may purchase shares from a Service Agent.
In addition, certain investors, including qualified retirement plans purchasing through certain Service
Agents, may purchase shares directly from the fund.
When purchasing shares of the fund, investors must specify whether the purchase is for Class A, Class B, Class L or Class Y shares. Service Agents may charge their customers an annual account maintenance fee in connection with a brokerage account through which an investor purchases or holds shares. Accounts held directly at the sub-transfer agent are not subject to a maintenance fee.

Investors in Class A, Class B and Class L shares may open an account in the fund by making an initial investment of at least $1,000 for each account, or $250 for an IRA or a Self-Employed Retirement Plan, in the fund. Investors in Class Y shares may open an account by making an initial investment of $15,000,000. Subsequent investments of at least $50 may be made for all Classes. For participants in retirement plans qualified under Section 403(b)(7) or
Section 401(c) of the Code, and for shareholders purchasing shares of the fund through the Systematic
Investment Plan on a monthly basis, the minimum initial investment requirement for Class A, Class B and Class L shares and subsequent investment requirement for all such Classes is $25. For shareholders purchasing shares of the fund through the Systematic Investment Plan on a quarterly basis, the minimum initial investment required for Class A, Class B and Class L shares and the subsequent investment requirement for all Classes is $50. There are no minimum investment requirements for Class A shares for employees of Citigroup and its subsidiaries, including Salomon Smith Barney, unitholders who invest distributions from a UIT sponsored by Salomon Smith Barney, and Directors/Trustees of any of the Smith Barney mutual funds, and their spouses and children. The fund reserves the right to waive or change minimums, to decline any order to purchase its shares and to suspend the offering of shares from time to time.
Shares purchased will be held in the shareholder's account by the sub-transfer agent. Share certificates are issued only upon a shareholder's written request to the sub-transfer agent.

Purchase orders received by the fund or a Salomon
Smith Barney Financial Consultant prior to the close of regular trading on the NYSE, on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day (the
''trade date''). Orders received by a Service Agent prior to the close of regular trading on the NYSE on any day the fund calculates its net asset value, are priced according to the net asset value determined on that day, provided the order is received by the fund or the fund's agent prior to its close of business.
For shares purchased through Salomon Smith Barney or a Service Agent purchasing through Salomon Smith
Barney, payment for shares of the fund is due on the third business day after the trade date. In all other cases, payment must be made with the purchase order.

Systematic Investment Plan. Shareholders may make additions to their accounts at any time by purchasing shares through a service known as the Systematic
Investment Plan.  Under the Systematic Investment
Plan, Salomon Smith Barney or the sub-transfer agent is authorized through preauthorized transfers of at least $25 on a monthly basis or at least $50 on a quarterly basis to charge the shareholder's account held with a bank or other financial institution on a monthly or quarterly basis as indicated by the shareholder, to provide for systematic additions to the shareholder's fund account. A shareholder who has insufficient funds to complete the transfer will be charged a fee of up to $25 by Salomon Smith Barney or the sub-transfer agent. The Systematic Investment
Plan also authorizes Salomon Smith Barney to apply cash held in the shareholder's Salomon Smith Barney brokerage account or redeem the shareholder's shares of a Smith Barney money market fund to make additions to the account. Additional information is available from the fund or a Service Agent.

Sales Charge Waivers and Reductions

Initial Sales Charge Waivers. Purchases of Class A shares may be made at net asset value without a sales charge in the following circumstances: (a) sales to
(i) Board Members and employees of Citigroup and its subsidiaries and any Citigroup affiliated funds including the Smith Barney mutual funds (including retired Board Members and employees); the immediate families of such persons (including the surviving spouse of a deceased Board Member or employee); and to a pension, profit-sharing or other benefit plan for such persons and (ii) employees of members of the National Association of Securities Dealers, Inc., provided such sales are made upon the assurance of the purchaser that the purchase is made for investment purposes and that the securities will not be resold except through redemption or repurchase;
(b) offers of Class A shares to any other investment company to effect the combination of such company with the fund by merger, acquisition of assets or otherwise; (c) purchases of Class A shares by any client of a newly employed Salomon Smith Barney
Financial Consultant (for a period up to 90 days from the commencement of the Financial Consultant's employment with Salomon Smith Barney), on the condition the purchase of Class A shares is made with the proceeds of the redemption of shares of a mutual fund which (i) was sponsored by the Financial
Consultant's prior employer, (ii) was sold to the client by the Financial Consultant and (iii) was subject to a sales charge; (d) purchases by shareholders who have redeemed Class A shares in the fund (or Class A shares of another Smith Barney mutual fund that is offered with a sales charge) and who wish to reinvest their redemption proceeds in the fund, provided the reinvestment is made within 60 calendar days of the redemption; (e) purchases by accounts managed by registered investment advisory subsidiaries of Citigroup; (f) direct rollovers by plan participants of distributions from a 401(k) plan offered to employees of Citigroup or its subsidiaries or a 401(k) plan enrolled in the Smith Barney 401(k)
Program (Note: subsequent investments will be subject to the applicable sales charge); (g) purchases by a separate account used to fund certain unregistered variable annuity contracts; (h) investments of distributions from or proceeds from a sale of a UIT sponsored by Salomon Smith Barney; (i) purchases by investors participating in a Salomon Smith Barney fee-based arrangement; and (j) purchases of Class A shares by Section 403(b) or Section 401(a) or (k) accounts associated with Copeland Retirement
Programs. In order to obtain such discounts, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase would qualify for the elimination of the sales charge.

Right of Accumulation. Class A shares of the fund may be purchased by ''any person'' (as defined above) at a reduced sales charge or at net asset value determined by aggregating the dollar amount of the new purchase and the total net asset value of all Class A shares of the fund and of other Smith Barney mutual funds that are offered with a sales charge as currently listed under ''Exchange Privilege'' then held by such person and applying the sales charge applicable to such aggregate. In order to obtain such discount, the purchaser must provide sufficient information at the time of purchase to permit verification that the purchase qualifies for the reduced sales charge. The right of accumulation is subject to modification or discontinuance at any time with respect to all shares purchased thereafter.

Letter of Intent - Class A Shares.  A Letter of
Intent for an amount of $50,000 or more provides an opportunity for an investor to obtain a reduced sales charge by aggregating investments over a 13 month period, provided the investor refers to such Letter when placing orders. For purposes of a Letter of Intent, the ''Amount of Investment'' as referred to in the preceding sales charge table includes (i) all Class A shares of the fund and other Smith Barney mutual funds offered with a sales charge acquired during the term of the letter plus (ii) the value of all Class A shares previously purchased and still owned. Each investment made during the period receives the reduced sales charge applicable to the total amount of the investment goal. If the goal is not achieved within the period, the investor must pay the difference between the sales charges applicable to the purchases made and the charges previously paid, or an appropriate number of escrowed shares will be redeemed. The term of the Letter will commence upon the date the Letter is signed, or at the option of the investor, up to 90 days before such date. Please contact a Salomon Smith Barney
Financial Consultant or the transfer agent to obtain a Letter of Intent application.

Letter of Intent - Class Y Shares.  A Letter of
Intent may also be used as a way for investors to meet the minimum investment requirement for Class Y shares (except purchases of Class Y shares by Smith
Barney Allocation Series Inc., for which there is no minimum purchase amount). Such investors must make an initial minimum purchase of $5,000,000 in Class Y shares of the fund and agree to purchase a total of $15,000,000 of Class Y shares of the fund within 13 months from the date of the Letter. If a total investment of $15,000,000 is not made within the 13-month period, all Class Y shares purchased to date will be transferred to Class A shares, where they will be subject to all fees (including a service fee of 0.25%) and expenses applicable to the fund's Class
A shares, which may include a deferred sales charge of 1.00%. Please contact a Salomon Smith Barney
Financial Consultant or the transfer agent for further information.

Deferred Sales Charge Provisions

''Deferred Sales Charge Shares'' are: (a) Class B shares; (b) Class L shares; and (c) Class A shares that were purchased without an initial sales charge but are subject to a deferred sales charge. A deferred sales charge may be imposed on certain redemptions of these shares.

Any applicable deferred sales charge will be assessed on an amount equal to the lesser of the original cost of the shares being redeemed or their net asset value at the time of redemption. deferred sales charge shares that are redeemed will not be subject to a deferred sales charge to the extent that the value of such shares represents: (a) capital appreciation of fund assets; (b) reinvestment of dividends or capital gain distributions; (c) with respect to Class B shares, shares redeemed more than five years after their purchase; or (d) with respect to Class L shares and Class A shares that are deferred sales charge shares, shares redeemed more than 12 months after their purchase.

Class L shares and Class A shares that are deferred sales charge shares are subject to a 1.00% deferred sales charge if redeemed within 12 months of purchase. In circumstances in which the deferred sales charge is imposed on Class B shares, the amount of the charge will depend on the number of years since the shareholder made the purchase payment from which the amount is being redeemed. Solely for purposes of determining the number of years since a purchase payment, all purchase payments made during a month will be aggregated and deemed to have been made on the last day of the preceding Salomon Smith Barney statement month. The following table sets forth the rates of the charge for redemptions of Class B shares by shareholders, except in the case of Class B shares held under the Smith Barney 401(k) Program, as described below. See ''Smith Barney 401(k) and
ExecChoiceTM Programs.''




Year Since Purchase Payment Was
Made

Deferred Sales Charge

First

4.50%

Second

4.00

Third

3.00

Fourth

2.00

Fifth

1.00

Sixth through eight

0.00

Class B shares will convert automatically to Class A shares eight years after the date on which they were purchased and thereafter will no longer be subject to any distribution fees. There will also be converted at that time such proportion of Class B Dividend
Shares owned by the shareholders as the total number of his or her Class B shares converting at the time bears to the total number of outstanding Class B shares (other than Class B Dividend Shares) owned by the shareholder.

In determining the applicabilty of any deferred sales charge, it will be assumed that a redemption is made first of shares representing capital appreciation, next of shares representing the reinvestment of dividends and capital gain distributions and finally of other shares held by the shareholder for the longest period of time. The length of time that deferred sales charge shares acquired through an exchange have been held will be calculated from the date the shares exchanged were initially acquired in one of the other Smith Barney mutual funds, and fund shares being redeemed will be considered to represent, as applicable, capital appreciation or dividend and capital gain distribution reinvestments in such other funds. For Federal income tax purposes, the amount of the deferred sales charge will reduce the gain or increase the loss, as the case may be, on the amount realized on redemption. The amount of any deferred sales charge will be paid to Salomon Smith
Barney.

To provide an example, assume an investor purchased
100 Class B shares of the fund at $10 per share for a cost of $1,000. Subsequently, the investor acquired
5 additional shares of the fund through dividend reinvestment. During the fifteenth month after the purchase, the investor decided to redeem $500 of his or her investment. Assuming at the time of the redemption the net asset value had appreciated to $12 per share, the value of the investor's shares would be $1,260 (105 shares at $12 per share). The deferred sales charge would not be applied to the amount which represents appreciation ($200) and the value of the reinvested dividend shares ($60). Therefore, $240 of the $500 redemption proceeds ($500 minus $260) would be charged at a rate of 4.00% (the applicable rate for Class B shares) for a total deferred sales charge of $9.60.



Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see ''Exchange Privilege''); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see
''Automatic Cash Withdrawal Plan'') (but, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for withdrawal plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption.

Deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith Barney in the case of shareholders who are also Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Smith Barney Retirement Programs

You may be eligible to participate in a retirement program sponsored by Salomon Smith Barney or one of its affiliates. The fund offers Class A and Class L shares at net asset value to participating plans under the programs. You can meet minimum investment and exchange amounts, if any by combining the plan's investments in any of the Smith Barney mutual funds.

There are no sales charges when you buy or sell shares and the class of shares you may purchase depends on the amount of your initial investment and/or the date your account is opened. Once a class of shares is chosen, all additional purchases must by of the same class.

For plans opened on or after March 1, 2000 that are not plans for which Paychex Inc. or an affiliate provides administrative services (a "Paychex Plan") offering, Class A shares may be purchased regardless of the amount invested.

For plans opened prior to March 1, 2000 and for Paychex plans, the class of shares you may purchase depends on the amount of your initial investment:

Class A Shares. Class A shares may be purchased by plans investing at least $1million.

Class L Shares. Class L shares may be purchased by plans investing less than $1 million. Class L shares are eligible to exchange into Class A shares not later than 8 years after the plan joined the program.
They are eligible for exchange in the following circumstances:

If the plan was opened on or after June 21, 1996 and a total of $1 million is invested in Smith Barney
Funds Class L shares (other than money market funds), all Class L shares are eligible for exchange after the plan is in the program for 5 years.

If the plan was opened before June 21, 1996 and a total of $500,000 is invested in Smith Barney Funds
Class L shares (other than money market funds) on December 31 in any year, all Class L shares are eligible for exchange on or about March 31 of the following year.

For more information, call your Salomon Smith Barney
Financial Consultant or the transfer agent.

Retirement Programs Opened On or After June 21, 1996.
If, at the end of the fifth year after the date the participating plan enrolled in the Smith Barney
401(k) Program or the ExecChoiceTM Program, a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $1,000,000, the participating plan will be offered the opportunity to exchange all of its Class
L shares shares for Class A shares of the fund. (For participating plans that were originally established through a Salomon Smith Barney retail brokerage account, the five-year period will be calculated from the date the retail brokerage account was opened.)
Such participating plans will be notified of the pending exchange in writing within 30 days after the fifth anniversary of the enrollment date and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the 90th day after the fifth anniversary date. If the participating plan does not qualify for the five-year exchange to Class
A shares, a review of the participating plan's holdings will be performed each quarter until either the participating plan qualifies or the end of the eighth year.

Retirement Programs Opened Prior to June 21, 1996.
In any year after the date a participating plan enrolled in the Smith Barney 401(k) Program, if a participating plan's total Class L holdings in all non-money market Smith Barney mutual funds equal at least $500,000 as of the calendar year-end, the participating plan will be offered the opportunity to exchange all of its Class L shares for Class A shares of the fund. Such Plans will be notified in writing within 30 days after the last business day of the calendar year and, unless the exchange offer has been rejected in writing, the exchange will occur on or about the last business day of the following March.

Any participating plan in the Smith Barney 401(k) or the ExecChoiceTM Program, whether opened before or after June 21, 1996, that has not previously qualified for an exchange into Class A shares will be offered the opportunity to exchange all of its Class
L shares for Class A shares of the fund, regardless of asset size, at the end of the eighth year after the date the participating plan enrolled in the Smith
Barney 401(k) Program or ExecChoiceTM Program. Such plans will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date.
Once an exchange has occurred, a participating plan will not be eligible to acquire additional Class L shares, but instead may acquire Class A shares of the same fund. Any Class L shares not converted will continue to be subject to the distribution fee.

Participating plans wishing to acquire shares of the fund through the Smith Barney 401(k) Program or the Smith Barney ExecChoiceTM Program must purchase such shares directly from the transfer agent. For further information regarding these Programs, investors should contact a Salomon Smith Barney Financial
Consultant.

Retirement Programs Investing in Class B Shares:
Class B shares of a fund are not available for purchase by participating plans opened on or after June 21, 1996, but may continue to be purchased by any participating plan in the Smith Barney 401 (k)
Program opened prior to such date and originally investing in Such Class. Class B shares acquired are subject to a deferred sales charge of 3.00% of redemption proceeds if the participating plan terminates within eight years of the date the partcipating plan first enrolled in the Smith Barney
401 (k) Program.

At the end of the eighth year after the date the participating plan enrolled in the Smith Barney 401
(k) Program, the participating plan will be offered the opportunity to exchange all of its Class B shares for Class A shares of the same fund. Such participating plan will be notified of the pending exchange in writing approximately 60 days before the eighth anniversary of the enrollment date and, unless the exchange has been rejected in writing, the exchange will occur on or about the eighth anniversary date. Once the exchange has occurred, a participating plan will not be eligible to acquire additional Class B shares, but instead may acquire
Class A shares of the same fund. If the participating elects not to exchange all of its Class
B shares at that time, each Class B share held by the participating plan will have the same conversion feature as Class B shares held by other investors.
See "Purchase of Shares-Deferred Sales Charge
Alternatives."

No deferred sales charge is imposed on redemptions of Class B shares to the extent that the net asset value of the shares redeemed does not exceed the current net asset value of the shares purchased through reinvestment of dividends or capital gain distributions, plus the current net asset value of Class B shares purchased more than eight years prior to the redemption, plus increases in the net asset value of the shareholders Class B shares above the purchase payments made during the preceding eight years. Whether or not the deferred sales charge applies to the redemption by a participating plan depends on the number of years since the participating plan first became enrolled in the Smith Barney 401(k) Program, unlike the applicability of the deferred sales charge to redemptions by other shareholders, which depends on the number of years since those shareholders made the purchase payment from which the amount is being redeemed.

The deferred sales charge will be waived on redemptions of Class B shares in connection with lump-sum or other distributions made by a participating plan; as a result of (a) the retirement of an employee in the participating plan; (b) the termination of employment of an employee in the participating plan; (c) the death or disability or an employee in the participating plan; (d) the attainment of age 59 1/2 by an employee in the participating plan; (e) hardship of an employee in the participating plan to the extent permitted under
Section 401(k) o the Code; or (f) redemptions of shares in connection with a loan made by the participating plan to an employee.

Determination of Public Offering Price

The fund offers its shares to the public on a continuous basis. The public offering price for a Class A and Class Y share of the fund is equal to the net asset value per share at the time of purchase, plus for Class A shares an initial sales charge based on the aggregate amount of the investment. The public offering price for a Class L share (and Class
A share purchases, including applicable rights of accumulation, equaling or exceeding $500,000) is equal to the net asset value per share at the time of purchase and no sales charge is imposed at the time of purchase. A deferred sales charge, however, is imposed on certain redemptions of Class L shares, and Class A shares when purchased in amounts exceeding
$500,000. The method of computation of the public offering price is shown in each fund's financial statements, incorporated by reference in their entirety into this SAI.

REDEMPTION OF SHARES

The right of redemption of shares of the fund may be suspended or the date of payment postponed (a) for any periods during which the NYSE is closed (other than for customary weekend and holiday closings), (b) when trading in the markets the fund normally utilizes is restricted, or an emergency exists, as determined by the SEC, so that disposal of the fund's investments or determination of its net asset value is not reasonably practicable or (c) for any other periods as the SEC by order may permit for the protection of the fund's shareholders.

If the shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or be accompanied by an endorsed stock power) and must be submitted to the sub-transfer agent together with the redemption request. Any signature appearing on a share certificate, stock power or written redemption request in excess of $50,000 must be guaranteed by an eligible guarantor institution such as a domestic bank, savings and loan institution, domestic credit union, member bank of the Federal Reserve System or member firm of a national securities exchange. Written redemption requests of $50,000 or less do not require a signature guarantee unless more than one such redemption request is made in any 10-day period or the redemption proceeds are to be sent to an address other than the address of record. Unless otherwise directed, redemption proceeds will be mailed to an investor's address of record. The transfer agent may require additional supporting documents for redemptions made by corporations, executors, administrators, directors or guardians. A redemption request will not be deemed properly received until the transfer agent receives all required documents in proper form.

If a shareholder holds shares in more than one Class, any request for redemption must specify the Class being redeemed. In the event of a failure to specify which Class, or if the investor owns fewer shares of the Class than specified, the redemption request will be delayed until the transfer agent receives further instructions from Salomon Smith Barney, or if the shareholder's account is not with Salomon Smith
Barney, from the shareholder directly. The redemption proceeds will be remitted on or before the third business day following receipt of proper tender, except on any days on which the NYSE is closed or as permitted under the 1940 Act, in extraordinary circumstances. Generally, if the redemption proceeds are remitted to a Salomon Smith
Barney brokerage account, these funds will not be invested for the shareholder's benefit without specific instruction and Salomon Smith Barney will benefit from the use of temporarily uninvested funds.
Redemption proceeds for shares purchased by check, other than a certified or official bank check, will be remitted upon clearance of the check, which may take up to fifteen days or more.

Distribution in Kind

If the Board of Directors of the fund determines that it would be detrimental to the best interests of the remaining shareholders to make a redemption payment wholly in cash, the fund may pay, in accordance with SEC rules, any portion of a redemption in excess of the lesser of $250,000 or 1.00% of the fund's net assets by a distribution in kind of portfolio securities in lieu of cash. Shareholders may incur brokerage commissions when they subsequently sell those securities.

Automatic Cash Withdrawal Plan

An automatic cash withdrawal plan (the "Withdrawal
Plan") is available to shareholders of the fund who own shares of the fund with a value of at least
$10,000 and who wish to receive specific amounts of cash monthly or quarterly. Withdrawals of at least
$50 may be made under the Withdrawal Plan by redeeming as many shares of the fund as may be necessary to cover the stipulated withdrawal payment.
Any applicable deferred sales charge will not be waived on amounts withdrawn by shareholders that exceed 1.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences. (With respect to Withdrawal Plans in effect prior to November 7, 1994, any applicable deferred sales charge will be waived on amounts withdrawn that do not exceed 2.00% per month of the value of a shareholder's shares at the time the Withdrawal Plan commences). To the extent withdrawals exceed dividends, distributions and appreciation of a shareholder's investment in a fund, continued withdrawal payments will reduce the shareholder's investment, and may ultimately exhaust it. Withdrawal payments should not be considered as income from investment in a fund. Furthermore, as it generally would not be advantageous to a shareholder to make additional investments in the fund at the same time he or she is participating in the Withdrawal Plan, purchases by such shareholders in amounts of less than $5,000 ordinarily will not be permitted.

Shareholders of a fund who wish to participate in the Withdrawal Plan and who hold their shares of the fund in certificate form must deposit their share certificates with the sub-transfer agent as agent for Withdrawal Plan members. All dividends and distributions on shares in the Withdrawal Plan are reinvested automatically at net asset value in additional shares of the fund involved. A shareholder who purchases shares directly through the sub-transfer agent may continue to do so and applications for participation in the Withdrawal Plan must be received by the sub-transfer agent no later than the eighth day of the month to be eligible for participation beginning with that month's withdrawal.
For additional information, shareholders should contact a Salomon Smith Barney Financial Consultant.

Waivers of Deferred Sales Charge

The deferred sales charge will be waived on: (a) exchanges (see "Exchange Privilege" in the prospectus); (b) automatic cash withdrawals in amounts equal to or less than 1.00% per month of the value of the shareholder's shares at the time the withdrawal plan commences (see "Automatic Cash
Withdrawal Plan in the prospectus") (but, automatic cash withdrawals in amounts equal to or less than 2.00% per month of the value of the shareholder's shares will be permitted for Withdrawal Plans established prior to November 7, 1994); (c) redemptions of shares within 12 months following the death or disability of the shareholder; (d) redemptions of shares made in connection with qualified distributions from retirement plans or IRAs upon the attainment of age 591/2 ; (e) involuntary redemptions; and (f) redemptions of shares to effect a combination of the fund with any investment company by merger, acquisition of assets or otherwise. In addition, a shareholder who has redeemed shares from other Smith Barney mutual funds may, under certain circumstances, reinvest all or part of the redemption proceeds within 60 days and receive pro rata credit for any deferred sales charge imposed on the prior redemption. deferred sales charge waivers will be granted subject to confirmation (by Salomon Smith
Barney in the case of shareholders who are also
Salomon Smith Barney clients or by the transfer agent in the case of all other shareholders) of the shareholder's status or holdings, as the case may be.

Additional Information Regarding Telephone Redemption
And Exchange Program

Neither the fund nor its agents will be liable for following instructions communicated by telephone that are reasonably believed to be genuine. The fund and its agents will employ procedures designed to verify the identity of the caller and legitimacy of instructions (for example, a shareholder's name and account number will be required and phone calls may be recorded). The fund reserves the right to suspend, modify or discontinue the telephone redemption and exchange program or to impose a charge for this service at any time following at least seven
(7) days' prior notice to shareholders.

VALUATION OF SHARES

Each class's net asset value per share is calculated on each day, Monday through Friday, except days on which the NYSE is closed. The NYSE currently is scheduled to be closed on New Year's Day, Martin
Luther King, Jr. Day, Presidents' Day, Good Friday,
Memorial Day, Independence Day, Labor Day,
Thanksgiving and Christmas, and on the preceding
Friday or subsequent Monday when one of these holidays falls on a Saturday or Sunday, respectively.
Because of the differences in distribution fees and class-specific expenses, the per share net asset value of each class may differ. The following is a description of the procedures used by the fund in valuing its assets.

Generally, the fund's investments are valued at market value or, in the absence of a market value with respect to any securities, at fair value as determined by or under the direction of the fund's
Board of Directors. Short-term investments that mature in 60 days or less are valued at amortized cost whenever the fund's Board of Directors determines that amortized cost is the fair value of those instruments.

Securities listed on a national securities exchange will be valued on the basis of the last sale on the date on which the valuation is made or, in the absence of sales, at the mean between the closing bid and asked prices. Over-the-counter securities will be valued at the mean between the closing bid and asked prices on each day, or, if market quotations for those securities are not readily available, at fair value, as determined in good faith by the fund's
Board of Directors. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which constitutes fair value as determined by the fund's Board of Directors. Amortized cost involves valuing an instrument at its original cost to the fund and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the effect of fluctuating interest rates on the market value of the instrument. All other securities and other assets of the fund will be valued at fair value as determined in good faith by the fund's Board of Directors.

The fund's net asset value per share is determined as of the close of regular trading on the NYSE, on each day that the NYSE is open, by dividing the value of the fund's net assets attributable to each class by the total number of shares of the class outstanding.

EXCHANGE PRIVILEGE

Shareholders of any of the Smith Barney mutual funds may exchange all or part of their shares for shares of the same Class of other Smith Barney mutual funds, on the basis of relative net asset value per share at the time of exchange as follows:

A. Class A and Class Y shares of the fund may be exchanged without a sales charge for the respective shares of any of the Smith Barney mutual funds.

B. Class B shares of any fund may be exchanged without a sales charge. Class B shares of the fund exchanged for Class B shares of another
Smith Barney mutual fund will be subject to the higher applicable deferred sales charge of the two funds and, for purposes of calculating deferred sales charge rates and conversion periods, will be deemed to have been held since the date the shares being exchanged were deemed to be purchased.

C. Class L shares of any fund may be exchanged without a sales charge. For purposes of deferred sales charge applicability, Class L shares of the fund exchanged for Class C shares of another Smith Barney mutual fund will be deemed to have been owned since the date the shares being exchanged were deemed to be purchased.

The exchange privilege enables shareholders in any Smith Barney mutual fund to acquire shares of the same Class in a fund with different investment objectives when they believe a shift between funds is an appropriate investment decision. This privilege is available to shareholders residing in any state in which the fund shares being acquired may legally be sold. Prior to any exchange, the shareholder should obtain and review a copy of the current prospectus of each fund into which an exchange is being considered.
Prospectuses may be obtained from a Salomon Smith
Barney Financial Consultant.

Upon receipt of proper instructions and all necessary supporting documents, shares submitted for exchange are redeemed at the then-current net asset value and, subject to any applicable deferred sales charge, the proceeds are immediately invested, at a price as described above, in shares of the fund being acquired. Salomon Smith Barney reserves the right to reject any exchange request. The exchange privilege may be modified or terminated at any time after written notice to shareholders.

Additional Information Regarding the Exchange
Privilege. Although the exchange privilege is an important benefit, excessive exchange transactions can be detrimental to the fund's performance and its shareholders. The manager may determine that a pattern of frequent exchanges is excessive and contrary to the best interests of the fund's other shareholders. In this event, the fund may, at its discretion, decide to limit additional purchases and/or exchanges by a shareholder. Upon such a determination, the fund will provide notice in writing or by telephone to the shareholder at least
15 days prior to suspending the exchange privilege and during the 15 day period the shareholder will be required to (a) redeem his or her shares in the fund or (b) remain invested in the fund or exchange into any of the funds of the Smith Barney mutual funds ordinarily available, which position the shareholder would be expected to maintain for a significant period of time. All relevant factors will be considered in determining what constitutes an abusive pattern of exchanges.

PERFORMANCE DATA

From time to time the fund may advertise its total return and average annual total return in advertisements and/or other types of sales literature. These figures are computed separately for Class A, Class B, Class L and Class Y shares of the fund. These figures are based on historical earnings and are not intended to indicate future performance. Total return is computed for a specified period of time assuming deduction of the maximum sales charge, if any, from the initial amount invested and reinvestment of all income dividends and capital gain distributions on the reinvestment dates at prices calculated as stated in the prospectus, then dividing the value of the investment at the end of the period so calculated by the initial amount invested and subtracting 100%. The standard average annual total return, as prescribed by the SEC is derived from this total return, which provides the ending redeemable value. Such standard total return information may also be accompanied with nonstandard total return information for differing periods computed in the same manner but without annualizing the total return or taking sales charges into account. The fund may also include comparative performance information in advertising or marketing its shares. Such performance information may include data from Lipper Analytical Services, Inc. and other financial publications.

From time to time, the fund may quote a fund's yield or total return in advertisements or in reports and other communications to shareholders. The fund may include comparative performance information in advertising or marketing the fund's shares. Such performance information may include the following industry and financial publications- Barron's,
Business Week, CDA Investment Technologies, Inc.,
Changing Times, Forbes, Fortune, Institutional
Investor, Investor's Business Daily, Money,
Morningstar Mutual Fund Values, The New York Times,
USA Today and The Wall Street Journal. To the extent any advertisement or sales literature of the fund describes the expenses or performance of any Class it will also disclose such information for the other
Classes.



THE BALANCE OF THIS PAGE IS INTENTIONALLY LEFT BLANK.


Average Annual Total Return

A fund's "average annual total return," as described below, is computed according to a formula prescribed by the SEC. The formula can be expressed as follows:

P(1 + T)n = ERV

Where:		P	= 	a
hypothetical initial payment of $1,000.

			T	= 	average annual
total return.

			n	= 	number of years.

			ERV	=	Ending Redeemable
Value of a
hypothetical
$1,000 investment
made at the
beginning of a 1-
, 5- or 10-year
period at the end
of a 1-, 5- or
10-year period
(or fractional
portion thereof),
assuming
reinvestment of
all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period. A fund's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.


Average Annual Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
0.74%
4.40%
6.37%
 7.73%
Class B3
0.43 %
4.67%
  n/a
5.22%
Class L4
2.98%
4.68%
  n/a
4.39%
Class Y5
5.79%
  n/a
  n/a
5.19%
_______________________
1	Class A, B, L and Y shares commenced operations
on November 4, 1984, November 6, 1992 , June
29, 1993 and February 7, 1996, respectively.
	2	The average annual total return figure assumes
that the maximum 4.50% sales charge has been
deducted from the investment at the time of
purchase.  If the maximum sales charge had not
been deducted, the average annual total return
for Class A shares for those same periods would
have been 5.49%, 5.37%, 6.86% and 8.04%,
respectively.
3	The average annual total return figure assumes
that the maximum applicable deferred sales
charge has been deducted from the investment at
the time of redemption.  If the maximum
deferred sales charge had not been deducted,
the average annual total return for Class B
shares for those same periods would have been
4.91%, 4.82% and 5.22%, respectively.
4	The average annual total return figure assumes
that the maximum applicable initial and
deferred sales charges have been deducted from
the investment at the time of redemption.  If
the maximum initial and deferred sales charges
have not been deducted, the average annual
total return for Class L shares for those same
periods would have been 5.00%, 4.89% and 4.54%,
respectively.
	5	Class Y shares  do not incur sales charges nor
deferred sales charges.
Aggregate Total Return

The fund's "aggregate total return," as described below, represents the cumulative change in the value of an investment in the fund for the specified period and is computed by the following formula:

ERV - P
P

Where: 	P 	=		a hypothetical initial
payment of $10,000.

			ERV	=		Ending Redeemable Value
of a hypothetical
$10,000 investment made
at the beginning of the
1-, 5- or 10-year
period at the end of
the 1-, 5- or 10-year
period (or fractional
portion thereof),
assuming reinvestment
of all dividends and
distributions.

The ERV assumes complete redemption of the hypothetical investment at the end of the measuring period.



Aggregate Total Return



Class of Shares
1-Year
5-Year
10-
Year
Since
Inceptio
n1
Class A2
0.74%
24.01%
85.50%
226.87%
Class B3
0.43 %
25.61%
  n/a
  48.22%
Class L4
2.98%
25.68%
  n/a
  35.64%
Class Y5
5.79%
  n/a
  n/a
  25.47%
_______________________
1	Class A, B, L and Y shares commenced operations
on November 4, 1984, November 6, 1992 , June
29, 1993 and February 7, 1996, respectively.
	2	The average annual total return figure assumes
that the maximum 4.50% sales charge has been
deducted from the investment at the time of
purchase.  If the maximum sales charge had not
been deducted, the average annual total return
for Class A shares for those same periods would
have been 5.49%, 29.90%, 94.22 and  242.22%,
respectively.
3	The average annual total return figure assumes
that the maximum applicable deferred sales
charge has been deducted from the investment at
the time of redemption.  If the maximum
deferred sales charge had not been deducted,
the average annual total return for Class B
shares for those same periods would have been
4.91%, 26.56% and 48.22%, respectively.
4	The average annual total return figure assumes
that the maximum applicable initial and
deferred sales charges have been deducted from
the investment at the time of redemption.  If
the maximum initial and deferred sales charges
have not been deducted, the average annual
total return for Class L shares for those same
periods would have been 5.00%, 26.97% and
36.98%, respectively.
	5	Class Y shares  do not incur sales charges nor
deferred sales charges.

Performance will vary from time to time depending upon market conditions, the composition of the fund's portfolio and operating expenses and the expenses exclusively attributable to the Class. Consequently, any given performance quotation should not be considered representative of the Class's performance for any specified period in the future. Because performance will vary, it may not provide a basis for comparing an investment in the Class with certain bank deposits or other investments that pay a fixed yield for a stated period of time. Investors comparing a Class's performance with that of other mutual funds should give consideration to the quality and maturity of the respective investment companies' portfolio securities.

It is important to note that the total return figures set forth above are based on historical earnings and are not intended to indicate future performance.
Each Class's net investment income changes in response to fluctuations in interest rates and the expenses of the fund.

DIVIDENDS, DISTRIBUTIONS AND TAXES

Dividends and Distributions

The fund's policy is to distribute its net investment income monthly and net realized capital gains, if any, annually. The fund may also pay additional dividends shortly before December 31 from certain amounts of undistributed ordinary and capital gains realized, in order to avoid a Federal excise tax liability.

If a shareholder does not otherwise instruct,
dividends and capital gains distributions will be
reinvested automatically in additional shares of the
same Class at net asset value, subject to no sales
charge or deferred sales charge.   A shareholder may
change the option at any time by notifying his Service Agent. Shareholders whose accounts are held directly at a sub-transfer agent should notify the sub-transfer agent in writing, requesting a change to this reinvestment option.

The per share dividends on Class B and Class L shares of the fund may be lower than the per share dividends on Class A and Class Y shares principally as a result of the distribution fee applicable with respect to Class B and Class L shares. The per share dividends on Class A shares of the fund may be lower than the per share dividends on Class Y shares principally as a result of the service fee applicable to Class A shares. Distributions of capital gains, if any, will be in the same amount for Class A, Class B, Class L and Class Y shares.

Taxes

The following is a summary of the material United
States federal income tax considerations regarding the purchase, ownership and disposition of shares of the fund. Each prospective shareholder is urged to consult his own tax adviser with respect to the specific federal, state, local and foreign tax consequences of investing in the fund. The summary is based on the laws in effect on the date of this SAI, which are subject to change.



The Fund and Its Investments

The fund intends to continue to qualify to be treated as a regulated investment company each taxable year under the Internal Revenue Code of 1986, as amended
(the "Code"). To so qualify, the fund must, among other things: (a) derive at least 90% of its gross income in each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of stock or securities or foreign currencies, or other income
(including, but not limited to, gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (b) diversify its holdings so that, at the end of each quarter of the fund's taxable year, (i) at least 50% of the market value of the fund's assets is represented by cash, securities of other regulated investment companies, United
States government securities and other securities, with such other securities limited, in respect of any one issuer, to an amount not greater than 5% of the fund's assets and not greater than 10% of the outstanding voting securities of such issuer and (ii) not more than 25% of the value of its assets is invested in the securities (other than United States government securities or securities of other regulated investment companies) of any one issuer or any two or more issuers that the fund controls and are determined to be engaged in the same or similar trades or businesses or related trades or businesses.
The fund expects that all of its foreign currency gains will be directly related to its principal business of investing in stocks and securities.

As a regulated investment company, the fund will not be subject to United States federal income tax on its net investment income (i.e., income other than its net realized long- and short-term capital gains) and its net realized long-term and short-term capital gains, if any, it distributes to its shareholders, provided an amount equal to at least 90% of the sum of its investment company taxable income (i.e., 90% of its taxable income minus the excess, if any, of its net realized long-term capital gains over its net realized short-term capital losses (including any capital loss carryovers), plus or minus certain other adjustments as specified in the Code) and its net tax-exempt income for the taxable year is distributed in compliance with the Code's timing and other requirements but will be subject to tax at regular corporate rates on any taxable income or gains it does not distribute.

The Code imposes a 4% nondeductible excise tax on the fund to the extent it does not distribute by the end of any calendar year at least 98% of its net investment income for that year and 98% of the net amount of its capital gains (both long-term and short-term) for the one-year period ending, as a general rule, on October 31 of that year. For this purpose, however, any income or gain retained by the fund that is subject to corporate income tax will be considered to have been distributed by year-end. In addition, the minimum amounts that must be distributed in any year to avoid the excise tax will be increased or decreased to reflect any underdistribution or overdistribution, as the case may be, from the previous year. The fund anticipates it will pay such dividends and will make such distributions as are necessary in order to avoid the application of this tax.

If, in any taxable year, the fund fails to qualify as a regulated investment company under the Code or fails to meet the distribution requirement, it would be taxed in the same manner as an ordinary corporation and distributions to its shareholders would not be deductible by the fund in computing its taxable income. In addition, in the event of a failure to qualify, the fund's distributions, to the extent derived from the fund's current or accumulated earnings and profits would constitute dividends
(eligible for the corporate dividends-received deduction) which are taxable to shareholders as ordinary income, even though those distributions might otherwise (at least in part) have been treated in the shareholders' hands as long-term capital gains. If the fund fails to qualify as a regulated investment company in any year, it must pay out its earnings and profits accumulated in that year in order to qualify again as a regulated investment company. In addition, if the fund failed to qualify as a regulated investment company for a period greater than one taxable year, the fund may be required to recognize any net built-in gains with respect to certain of its assets (the excess of the aggregate gains, including items of income, over aggregate losses that would have been realized if it had been liquidated) in order to qualify as a regulated investment company in a subsequent year.

The fund's transactions in foreign currencies, forward contracts, options and futures contracts
(including options and futures contracts on foreign currencies) will be subject to special provisions of the Code (including provisions relating to "hedging transactions" and "straddles") that, among other things, may affect the character of gains and losses realized by the fund (i.e., may affect whether gains or losses are ordinary or capital), accelerate recognition of income to the fund and defer fund losses. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also (a) will require the fund to mark-to-market certain types of positions in its portfolio (i.e., treat them as if they were closed out) and (b) may cause the fund to recognize income without receiving cash with which to pay dividends or make distributions in amounts necessary to satisfy the distribution requirements for avoiding income and excise taxes. The fund will monitor its transactions, will make the appropriate tax elections and will make the appropriate entries in its books and records when it acquires any foreign currency, forward contract, option, futures contract or hedged investment in order to mitigate the effect of these rules and prevent disqualification of the fund as a regulated investment company.

The fund's investment in section 1256 contracts, such as regulated futures contracts, most forward currency forward contracts traded in the interbank market and options on most stock indices, are subject to special tax rules. All section 1256 contracts held by the fund at the end of its taxable year are required to be marked to their market value, and any unrealized gain or loss on those positions will be included in the fund's income as if each position had been sold for its fair market value at the end of the taxable year. The resulting gain or loss will be combined with any gain or loss realized by the fund from positions in section 1256 contracts closed during the taxable year. Provided such positions were held as capital assets and were not part of a "hedging transaction" nor part of a "straddle," 60% of the resulting net gain or loss will be treated as long-term capital gain or loss, and 40% of such net gain or loss will be treated as short-term capital gain or loss, regardless of the period of time the positions were actually held by the fund.

Foreign Investments.  Dividends or other income
(including, in some cases, capital gains) received by the fund from investments in foreign securities may be subject to withholding and other taxes imposed by foreign countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes in some cases. The fund will not be eligible to elect to treat any foreign taxes paid by it as paid by its shareholders, who therefore will not be entitled to credits for such taxes on their own tax returns. Foreign taxes paid by the fund will reduce the return from the fund's investments.

Passive Foreign Investment Companies. If the fund purchases shares in certain foreign investment entities, called "passive foreign investment companies" (a "PFIC"), it may be subject to United
States federal income tax on a portion of any "excess distribution" or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the fund to its shareholders.
Additional charges in the nature of interest may be imposed on the fund in respect of deferred taxes arising from such distributions or gains. If the fund were to invest in a PFIC and elected to treat the PFIC as a "qualified electing fund" under the Code, in lieu of the foregoing requirements, the fund might be required to include in income each year a portion of the ordinary earnings and net capital gains of the qualified electing fund, even if not distributed to the fund, and such amounts would be subject to the 90% and excise tax distribution requirements described above. In order to make this election, the fund would be required to obtain certain annual information from the passive foreign investment companies in which it invests, which may be difficult or not possible to obtain.

Alternatively, the fund may make a market-to-market election that would result in the fund being treated as if it had sold and repurchased all of the PFIC stock at the end of each year. In this case, the fund would report gains as ordinary income and would deduct losses as ordinary losses to the extent of previously recognized gains. The election, once made, would be effective for all subsequent taxable years of the fund, unless revoked with the consent of the IRS. By making the election, the fund could potentially ameliorate the adverse tax consequences with respect to its ownership of shares in a PFIC, but in any particular year might be required to recognize income in excess of the distributions it receives from PFICs and its proceeds from dispositions of PFIC stock. The fund may have to distribute this "phantom" income and gain to satisfy its distribution requirement and to avoid imposition of the 4% excise tax.

The fund will make the appropriate tax elections, if possible, and take any additional steps necessary to mitigate the effect of these rules.

Taxation of United States Shareholders

Dividends and Distributions. Any dividend declared by the fund in October, November or December of any calendar year and payable to shareholders of record on a specified date in such a month shall be deemed to have been received by each shareholder on December
31 of such calendar year and to have been paid by the fund not later than such December 31, provided such dividend is actually paid by the fund during January of the following calendar year. The fund intends to distribute annually to its shareholders substantially all of its investment company taxable income, and any net realized long-term capital gains in excess of net realized short-term capital losses (including any capital loss carryovers). The fund currently expects to distribute any such excess annually to its shareholders. However, if the fund retains for investment an amount equal to all or a portion of its net long-term capital gains in excess of its net short-term capital losses and capital loss carryovers, it will be subject to a corporate tax
(currently at a rate of 35%) on the amount retained.
In that event, the fund will designate such retained amounts as undistributed capital gains in a notice to its shareholders who (a) will be required to include in income for United Stares federal income tax purposes, as long-term capital gains, their proportionate shares of the undistributed amount, (b) will be entitled to credit their proportionate shares of the 35% tax paid by the fund on the undistributed amount against their United States federal income tax liabilities, if any, and to claim refunds to the extent their credits exceed their liabilities, if any, and (c) will be entitled to increase their tax basis, for United States federal income tax purposes, in their shares by an amount equal to 65% of the amount of undistributed capital gains included in the shareholder's income. Organizations or persons not subject to federal income tax on such capital gains will be entitled to a refund of their pro rata share of such taxes paid by the fund upon filing appropriate returns or claims for refund with the Internal Revenue Service (the "IRS").

Dividends of net investment income and distributions of net realized short-term capital gains are taxable to a United States shareholder as ordinary income, whether paid in cash or in shares. Distributions of net-long-term capital gains, if any, that the fund designates as capital gains dividends are taxable as long-term capital gains, whether paid in cash or in shares and regardless of how long a shareholder has held shares of the fund. Dividends and distributions paid by the fund attributable to dividends on stock of U.S. corporations received by the fund, with respect to which the fund meets certain holding period requirements, will be eligible for the deduction for dividends received by corporations.
Distributions in excess of the fund's current and accumulated earnings and profits will, as to each shareholder, be treated as a tax-free return of capital to the extent of a shareholder's basis in his shares of the fund, and as a capital gain thereafter
(if the shareholder holds his shares of the fund as capital assets).

Shareholders receiving dividends or distributions in the form of additional shares should be treated for United States federal income tax purposes as receiving a distribution in the amount equal to the amount of money that the shareholders receiving cash dividends or distributions will receive, and should have a cost basis in the shares received equal to such amount.

Investors considering buying shares just prior to a dividend or capital gain distribution should be aware that, although the price of shares just purchased at that time may reflect the amount of the forthcoming distribution, such dividend or distribution may nevertheless be taxable to them.

If the fund is the holder of record of any stock on the record date for any dividends payable with respect to such stock, such dividends are included in the fund's gross income not as of the date received but as of the later of (a) the date such stock became ex-dividend with respect to such dividends (i.e., the date on which a buyer of the stock would not be entitled to receive the declared, but unpaid, dividends) or (b) the date the fund acquired such stock. Accordingly, in order to satisfy its income distribution requirements, the fund may be required to pay dividends based on anticipated earnings, and shareholders may receive dividends in an earlier year than would otherwise be the case.

Sales of Shares. Upon the sale or exchange of his shares, a shareholder will realize a taxable gain or loss equal to the difference between the amount realized and his basis in his shares. Such gain or loss will be treated as capital gain or loss if the shares are capital assets in the shareholder's hands, and will be long-term capital gain or loss if the shares are held for more than one year and short-term capital gain or loss if the shares are held for one year or less. Any loss realized on a sale or exchange will be disallowed to the extent the shares disposed of are replaced, including replacement through the reinvesting of dividends and capital gains distributions in the fund, within a 61-day period beginning 30 days before and ending 30 days after the disposition of the shares. In such a case, the basis of the shares acquired will be increased to reflect the disallowed loss. Any loss realized by a shareholder on the sale of a fund share held by the shareholder for six months or less will be treated for United States federal income tax purposes as a long-term capital loss to the extent of any distributions or deemed distributions of long-term capital gains received by the shareholder with respect to such share.

If a shareholder incurs a sales charge in acquiring shares of the fund, disposes of those shares within 90 days and then acquires shares in a mutual fund for which the otherwise applicable sales charge is reduced by reason of a reinvestment right (e.g., an exchange privilege), the original sales charge will not be taken into account in computing gain/loss on the original shares to the extent the subsequent sales charge is reduced. Instead, the disregarded portion of the original sales charge will be added to the tax basis in the newly acquired shares.
Furthermore, the same rule also applies to a disposition of the newly acquired shares made within 90 days of the second acquisition. This provision prevents a shareholder from immediately deducting the sales charge by shifting his or her investment in a family of mutual funds.

Backup Withholding. The fund may be required to withhold, for United States federal income tax purposes, 31% of the dividends, distributions and redemption proceeds payable to shareholders who fail to provide the fund with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Certain shareholders are exempt from backup withholding.
Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder's United States federal income tax liabilities.

Notices. Shareholders will be notified annually by the fund as to the United States federal income tax status of the dividends, distributions and deemed distributions attributable to undistributed capital gains (discussed above in "Dividends and Distributions") made by the fund to its shareholders.
Furthermore, shareholders will also receive, if appropriate, various written notices after the close of the fund's taxable year regarding the United
States federal income tax status of certain dividends, distributions and deemed distributions that were paid (or that are treated as having been paid) by the fund to its shareholders during the preceding taxable year.


Other Taxation

Distributions also may be subject to additional state, local and foreign taxes depending on each shareholder's particular situation.

The foregoing is only a summary of certain material tax consequences affecting the fund and its shareholders. Shareholders are advised to consult their own tax advisers with respect to the particular tax consequences to them of an investment in the fund.

ADDITIONAL INFORMATION

Fund History.

The Fund was incorporated on June 15, 1984 under the name Shearson Government Mortgage Income Fund Inc.
On January 20, 1988, November 4, 1992, July 30, 1993
and October 14, 1994, the Fund changed its name to Shearson Lehman Managed Governments Inc., Shearson
Lehman Brothers Managed Governments Fund, Smith
Barney Shearson Managed Governments Fund Inc. and
Smith Barney Managed Governments Fund Inc., respectively.

Minimum Account Size. The fund reserves the right to liquidate involuntarily any shareholder's account in the fund if the aggregate net asset value of the shares held in the fund account is less than $500.
(If a shareholder has more than one account in the fund, each account must satisfy the minimum account size.) The fund, however, will not redeem shares based solely on market reductions in net asset value.
Before the fund exercises such right, shareholders will receive written notice and will be permitted 60 days to bring accounts up to the minimum to avoid involuntary liquidation.

Voting rights. The fund does not hold annual shareholder meetings. There normally will be no meeting of shareholders for the purpose of electing directors unless and until such time as less than a majority of the directors holding office have been elected by shareholders. The directors will call a meeting for any purpose upon written request of shareholders holding at least 10% of the fund's outstanding shares and the fund will assist shareholders in calling such a meeting as required by the 1940 Act. When matters are submitted for shareholder vote, shareholders of each class will have one vote for each full share owned and a proportionate fractional vote for any fractional share held of that class. Generally, shares of the fund will be voted on a fund-wide basis on all matters except matters affecting only the interests of one or more of the classes.

Annual and semi-annual reports. The fund sends its shareholders a semi-annual report and an audited annual report, which include listings of the investment securities held by the fund at the end of the period covered. In an effort to reduce the fund's printing and mailing costs, the fund plans to consolidate the mailing of its semi-annual and annual reports by household. This consolidation means that a household having multiple accounts with the identical address of record will receive a single copy of each report. Shareholders who do not want this consolidation to apply to their accounts should contact their Salomon Smith Barney Financial
Consultant or the transfer agent.

ADDITIONAL INFORMATION

Styles of Fund Management: In an industry where the average portfolio manager has seven years of experience (source: ICI, 1998), the portfolio managers of Smith Barney mutual funds average 21 years in the industry and 15 years with the firm.

Smith Barney mutual funds offers more than 60 mutual funds. We understand that many investors prefer an active role in allocating the mix of funds in their portfolio, while others want the asset allocation decisions to be made by experienced managers.

That's why we offer four "styles" of fund management that can be tailored to suit each investor's unique financial goals.

	Classic Series - our portfolio manager driven funds
Our Classic Series lets investors participate in mutual funds whose investment decisions are determined by experienced portfolio managers, based on each fund's investment objectives and guidelines. Classic Series funds invest across asset classes and sectors, utilizing a range of strategies in order to achieve their objectives.

	Index Series - funds that track the market
Our Index funds are designed to provide
investment results that track, as closely as possible, the performance of a stock or bond market index. This strategy distinguishes an index fund from an "actively managed" mutual fund. Instead of trying to outperform a market or segment, a portfolio manager looks to an index to determine which securities the fund should own.

	Premier Selections Series - our best ideas, concentrated funds
	We offer a series of Premier Selections funds managed by several of our most experienced and proven managers. This series of funds is built on a unique strategy of combining complementary investment management styles to create broader, multiclass and multicap products that are distinguished by a highly concentrated focus.

Research Series - driven by exhaustive
fundamental securities analysis
Built on a foundation of substantial buy-side research under the direction of our Citibank
Global Asset Management (CGAM) colleagues, our
Research funds focus on well-defined
industries, sectors and trends.

Style Pure Series - our solution to funds that stray
Our Style Pure Series funds are the building blocks of asset allocation. The funds stay fully invested within their asset class and investment style, enabling you to make asset allocation decisions in conjunction with your financial professional.


FINANCIAL STATEMENTS

The fund's annual report for the fiscal year ended
July 31, 2000 is incorporated herein by reference in its entirety. The annual report was filed on October
3, 2000, Accession Number 950130-00-5294.
</R

APPENDIX A

Description of S&P and Moody's ratings:

S&P Ratings for Municipal Bonds

S&P's Municipal Bond ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds.
General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighed in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P's judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, Federal or state guarantee or the automatic withholding and use of state aid to pay the defaulted debt service.

	AAA

Prime - These are obligations of the highest quality.
They have the strongest capacity for timely payment of debt service.

General Obligation Bonds - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

Revenue Bonds - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, and debt service reserve requirements) are rigorous. There is evidence of superior management.

	AA

High Grade - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA'' have the second strongest capacity for payment of debt service.


	A

Good Grade - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

General Obligation Bonds - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

Revenue Bonds - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues.
Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

	BBB

Medium Grade - Of the investment grade ratings, this is the lowest.

General Obligation Bonds - Under certain adverse conditions, several of the above factors could contribute to a lesser capacity for payment of debt service. The difference between "A'' and "BBB" ratings is that the latter shows more than one fundamental weakness, or one very substantial fundamental weakness, whereas the former shows only one deficiency among the factors considered.

Revenue Bonds - Debt coverage is only fair.
Stability of the pledged revenues could show substantial variations, with the revenue flow possibly being subject to erosion over time. Basic security provisions are no more than adequate.
Management performance could be stronger.

	BB, B, CCC and CC

Bonds rated "BB", "B", "CCC" and "CC" are regarded, on balance, as predominately speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. "BB" indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

	C

The rating "C" is reserved for income bonds on which no interest is being paid.

	D

Bonds rated "D" are in default, and payment of interest and/or repayment of principal is in arrears.

S&P's letter ratings may be modified by the addition of a plus or a minus sign, which is used to show relative standing within the major rating categories, except in the "AAA-Prime Grade" category.

S&P Ratings for Municipal Notes

Municipal notes with maturities of three years or less are usually given note ratings (designated "SP-
1", "-2" or "-3") by S&P to distinguish more clearly the credit quality of notes as compared to bonds.
Notes rated "SP-1" have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation of "SP-1+".
Notes rated "SP-2" have a satisfactory capacity to pay principal and interest.

Moody's Ratings for Municipal Bonds

	Aaa

Bonds that are "Aaa" are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge.'' Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

	Aa

Bonds that are rated "Aa" are judged to be of high quality by all standards. Together with the "Aaa" group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in "Aaa" securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in "Aaa" securities.

	A

Bonds that are rated "A" possess many favorable investment attributes and are to be considered as upper medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.



	Baa

Bonds that are rated "Baa" are considered as medium-grade obligations, i.e., they are neither highly protected nor poorly secured; interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

	Ba

Bonds that are rated "Ba" are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

	B

Bonds that are rated "B" generally lack
characteristics of the desirable investment.
Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

	Caa

Bonds that are rated "Caa" are of poor standing.
These issues may be in default or present elements of danger may exist with respect to principal or interest.

	Ca

Bonds that are rated "Ca" represent obligations that are speculative in a high degree. These issues are often in default or have other marked short-comings.

	C

Bonds that are rated "C" are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Moody's Ratings for Municipal Notes

Moody's ratings for state and municipal notes and other short-term loans are designated Moody's
Investment Grade (MIG) and for variable rate demand obligations are designated Variable Moody's
Investment Grade (VMIG). This distinction is in recognition of the differences between short- and long-term credit risk. Loans bearing the designation
"MIG 1" or "VMIG 1" are of the best quality, enjoying strong protection by established cash flows of funds for their servicing, from established and broad-based access to the market for refinancing, or both. Loans bearing the designation "MIG 2" or "VMIG 2" are of high quality, with margins of protection ample although not as large as the preceding group. Loans bearing the designation "MIG 3" or "VMIG 3" are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Liquidity and cash flow may be narrow and market access for refinancing is likely to be less well established.

Description of S&P A-1+ and A-1 Commercial Paper
Rating

The rating "A-1+" is the highest, and "A-1" the second highest, commercial paper rating assigned by S&P. Paper rated "A-1+" must have either the direct credit support of an issuer or guarantor that possesses excellent long-term operating and financial strengths combined with strong liquidity characteristics (typically, such issuers or guarantors would display credit quality characteristics which would warrant a senior bond rating of "AA-'' or higher), or the direct credit support of an issuer or guarantor that possesses above-average long-term fundamental operating and financing capabilities combined with ongoing excellent liquidity characteristics. Paper rated "A-
1" by S&P has the following characteristics:
liquidity ratios are adequate to meet cash requirements; long-term senior debt is rated "A'' or better; the issuer has access to at least two additional channels of borrowing; basic earnings and cash flow have an upward trend with allowance made for unusual circumstances; typically, the issuer's industry is well established and the issuer has a strong position within the industry; and the reliability and quality of management are unquestioned.

Description of Moody's Prime-1 Commercial Paper
Rating

The rating Prime-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.































SMITH BARNEY
MANAGED GOVERNMENTS
FUND INC.




















November 28, 2000

SMITH BARNEY MANAGED GOVERNMENTS FUND INC.
7 World Trade Center
New York, NY 10048


						SALOMON SMITH BARNEY
						A Member of Citigroup
[Symbol]






1







PART C-Other Information

Item 23. 	Exhibits

	All references are to the Registrant's
Registration
Statement on Form N-1A (the "Registration
Statement") as
filed with the Securities and Exchange
Commission ("SEC")
on June 29, 1984 (File Nos. 2-91948 and
811-4061).

(a)(1)		Registrant's Articles of
Incorporation dated June 18,
1984 are incorporated by reference to the Registration
Statement.

(a)(2)		Form of Articles of Amendment to
Articles of Incorporation
dated August 20, 1984, May 20, 1988,
November 4, 1992,
November 19, 1992, July 30, 1993 and
October 14, 1994 and
November 7, 1994, respectively, are
incorporated by
reference to Post-Effective Amendment No.
20 to the
Registration Statement filed on November
7, 1994 ("Post-
Effective Amendment No. 20").

(a)(3)		Articles of Amendment to Articles
of Incorporation dated
June 1, 1998, as filed with the SEC on
November 27, 1998
("Post-Effective Amendment No. 25).

(b)(1)		Registrant's By-Laws are
incorporated by reference to the
Registration Statement.

(c)(1)		Registrant's form of stock
certificate for Class A
shares is incorporated by reference to
Pre-Effective
Amendment No. 1 to the Registration
Statement as filed with
the SEC on August 8, 1985 ("Pre-Effective
Amendment No. 1").

(c)(2)		Registrant's form of stock
certificate for Class B shares is
incorporated by reference to Post-
Effective Amendment No. 13
to the Registration Statement as filed
with the SEC on
October 23, 1992 ("Post-Effective
Amendment No. 13").


(d)(1)		Investment Advisory Agreement dated
July 30, 1993 between
the Registrant and Greenwich Street
Advisors is incorporated
by reference to Post-Effective Amendment
No. 16 to the
Registration Statement as filed with the SEC on September
30, 1993 ("Post-Effective Amendment No.
16")

(d)(2)		Form of Transfer of Investment
Advisory Agreement dated as
of November 7, 1994, among  Registrant,
Mutual Management
Corp. and SBMFM is incorporated by
reference to Post
Effective Amendment No. 21 dated November
30, 1995.

(e)(1)		Distribution Agreement dated July
30, 1993 between the
Registrant and Smith Barney Shearson Inc.
is incorporated by
reference to Post-Effective Amendment No.
16.

(e)(2)		Form of Distribution Agreement
dated October 8, 1998 between
the Registrant and CFBDS, Inc. is
incorporated by reference
to Post-Effective Amendment No. 25.

(e)(3)		Broker Dealer Contract is
incorporated by reference to
Post-Effective Amendment No. 26 as filed with the SEC on September 29, 1999 ("Post-Effective
Amendment No. 26").

(e)(4)		Form of Distribution Agreement with
Salomon Smith Barney Inc. is filed herein.


(f)		Not Applicable.

(g)		Form of Custody Agreement between the
Registrant and PNC
Bank, National Association dated as of
July 12, 1995 is
incorporated by reference to Post
Effective Amendment No. 21
dated November 30, 1995

(h)(1)		Transfer Agency Agreement dated
August 2, 1993 between
the Registrant and The Shareholder
Services Group, Inc. is
incorporated by reference to Post-
Effective Amendment No. 12
to the Registration Statement filed with the SEC on October
23, 1992.

(h)(2)		Administration Agreement dated
April 20, 1994 between the
Registrant and Smith, Barney Advisers,
Inc. ("SBA") is
incorporated by reference to Post-
Effective Amendment No.
20.

(h)(3)		Form of Transfer Agency Agreement
dated October 1, 1999 between the
Registrant and Citi Fiduciary Trust
Company f/k/a Smith Barney Private
Trust Company) is filed herein.




(h)(4)		Form of Sub-Transfer Agency
Agreement dated October 1, 1999
between Citi Fiduciary Trust Company
(f/k/a Smith Barney
Private Trust Company) and PFPC Global
Fund Services
(f/k/a First Data Investor Services
Group, Inc.) is filed herein.

(i)		Not Applicable.

(j)		Consent of Independent Accountants is
filed herein.

(k)		Not Applicable.

(m)(1)		Amended and Restated Services and
Distribution Plan pursuant
to Rule 12b-1 between the Registrant and Smith Barney Inc.
("Smith Barney") is incorporated by
reference to Post-
Effective Amendment No. 20.

(m)(2)		Form of Amended and Restated
Services and Distribution Plan
pursuant to Rule 12b-1 dated October 8,
1998 between the Registrant
and Salomon Smith Barney, Inc. is
incorporated by reference to
Post-Effective Amendment No. 25.

(m)(3)		Form of Amended and Restated
Shareholder Services and Distribution
Plan pursuant to Rule 12b-1 of Registrant is filed herein.

(n)		Financial Data Schedule is filed herein.

(o)(1)		Form of Rule 18f-(3)d Multiple
Class Plan A Registrant is
incorporated by reference to Post
Effective Amendment No. 21 dated
November 30, 1995.

(o)(2)		Rule 18f-3(d) Multiple Class Plan
is incorporated by reference
to Post-Effective Amendment No. 25.

(p)		Code of Ethics-North America is filed
herein.


Item 24.	Persons Controlled by or under Common
Control with
Registrant

		None

Item 25.	Indemnification

		Response to this item is incorporated by reference to Post-
Effective Amendment No. 13.

Item 26.		Business and Other Connections of
Investment Adviser
Investment Adviser - - SSB Citi Fund
Management LLC

SSB Citi Fund Management LLC ("SSB Citi")
(Successor to SSBC Fund Management Inc.
formerly known as
Mutual Management Corp.) was incorporated in December 1968 under the laws of the State of Delaware and converted to a
Delaware limited liability company on
September 21, 1999.
SSB is a wholly owned subsidiary of
Salomon Smith Barney
Holdings Inc. (formerly known as Smith
Barney Holdings Inc.),
which in turn is a wholly owned
subsidiary of Citigroup Inc.
SSB Citi is registered as an investment
adviser
under the Investment Advisers Act of 1940
(the "Advisers
Act") and has, through its predecessors, been in the investment counseling business since
1968.

The list required by this Item 26 of the officer and directors of SSB Citi together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officer and directors during the past two fiscal years, is incorporated by reference to Schedules A and D of Form
ADV filed by SSB Citi
pursuant to the Advisers Act (SEC File
No. 801-8314).

Item 27              Principal Underwriters

(a) 		Salomon Smith Barney, Inc., ("Salomon
Smith Barney")
the Registrant's Distributor,
is also the distributor for the following
Smith Barney
funds: Concert Investment Series,
Consulting Group Capital
Markets Funds, Greenwich Street Series
Fund, Smith Barney
Adjustable Rate Government Income Fund,
Smith Barney
Aggressive Growth Fund Inc., Smith Barney
Appreciation Fund
Inc., Smith Barney Arizona Municipals
Fund Inc., Smith
Barney California Municipals Fund Inc.,
Smith Barney Concert
Allocation Series Inc., Smith Barney
Equity Funds, Smith
Barney Fundamental Value Fund Inc., Smith
Barney Funds,
Inc., Smith Barney Income Funds, Smith
Barney Institutional
Cash Management Fund, Inc., Smith Barney
Investment Funds
Inc., Smith Barney Investment Trust,
Smith Barney Massachusetts
Municipals Fund, Smith Barney Money
Funds, Inc., Smith
Barney Muni Funds, Smith  Barney
Municipal Money
Market Fund, Inc., Smith Barney New
Jersey
Municipals Fund Inc., Smith Barney Oregon
Municipals
Fund Inc., Smith Barney Principal Return
Fund,
Smith Barney Sector Series Inc., Smith
Barney
Small Cap Blend Fund, Inc., Smith Barney
Telecommunications
Trust, Smith Barney Variable Account
Funds, Smith Barney
World Funds, Inc., Travelers Series Fund
Inc., and various
series of unit investment trusts.

In addition, Salomon Smith Barney is also the distributor for the Centurion Funds, Inc.

(b) 		The information required by
this Item 27 with respect to each
director, officer and partner
of Salomon Smith Barney is incorporated
by reference
to Schedule A of FORM BD filed by Salomon
Smith Barney pursuant to
the Securities Exchange Act of 1934 (SEC
File No. 812-8510).

(c)		Not applicable.

Item 	28.	Location of Accounts and Records

(1)		Smith Barney Managed Governments Fund
Inc..
		7 World Trade Center
		New York, New York 10048

(2)		SSB Citi Fund Management LLC
		7 World Trade Center
		New York, New York 10048

(3)             PFPC Trust Company
(successor by assignment from
PNC Bank, National Association)
	8800 Tinicum Blvd.
	Philadelphia, Pennsylvania  19153

(4)		Citi Fiduciary Trust Company
		125 Broad Street
		New York, New York 10004

(5)		PFPC Global Fund Services
		P. O. Box 9699
		Providence, RI 02940-9699

(6)		Salomon Smith Barney Inc.
		388 Greenwich Street
		New York, New York 10013


Item 29.	Management Services

		Not applicable.


Item 30.	Undertakings

(a)		Not applicable.



	SIGNATURES

	Pursuant to the requirements of the Securities
Act of 1933, as
amended, and the Investment Company Act of 1940, as amended, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under the rule 485(b) under the Securities Act and has duly caused this
Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, all in the City of New
York, State of New York on the 23rd day of November,
2000.

			SMITH BARNEY MANAGED GOVERNMENTS
			FUND INC.


			By: /s/ Heath B. McLendon
			       Heath B. McLendon,
			       Chairman of the Board

	WITNESS our hands on the date set forth below.

	Pursuant to the requirements of the Securities
Act of 1933, as
amended, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature			Title				Date

/s/ Heath B. McLendon  	Chairman of the Board
	November 22, 2000
Heath B. McLendon		(Chief Executive Officer)

/s/ Lewis E. Daidone    		Treasurer (Chief
Financial 	November 22, 2000
Lewis E. Daidone		and Accounting Officer)

/s/ Herbert Barg*		Director
	November 22, 2000
Herbert Barg

/s/ Alfred Bianchetti*		Director
	November 22, 2000
Alfred Bianchetti

/s/ Martin Brody*		Director
	November 22, 2000
Martin Brody

/s/ Dwight Crane*		Director
	November 22, 2000
Dwight Crane

/s/ Burt N. Dorsett*		Director
	November 22, 2000
Burt N. Dorsett

/s/ Elliot S. Jaffe *		Director
	November 22, 2000
Elliot S. Jaffe

/s/ Stephen Kaufman*		Director
	November 22, 2000
Stephen Kaufman

/s/ Joseph McCann*		Director
	November 22, 2000
Joseph McCann

/s/ Cornelius C. Rose, Jr*.	Director
	November 22, 2000
Cornelius C. Rose, Jr.

_____________________________________________________
_________

* Signed by Heath B. McLendon, their duly authorized attorney-in-fact, pursuant to power of attorney dated November 27, 1996.

/s/ Heath B. McLendon
Heath B. McLendon





POWER OF ATTORNEY

We, the undersigned, hereby severally constitute and appoint Heath B. McLendon, Christina T. Sydor, Lewis
E. Daidone and Michael Kocur and each of them individually, our true and lawful attorneys, with full power to them and each of them to sign for us, and in our hands and in the capacities indicated below, any and all Registration Statements on behalf of the Smith Barney Managed Governments Fund Inc.
including any and all Amendments thereto and to file the same, with all exhibits thereto, and other documents therewith, with the Securities and Exchange
Commission, granting unto said attorneys and each of them, acting alone, full authority and power to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, hereby ratifying and confirming all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

	WITNESS our hands on the date set forth below.

Pursuant to the requirements of the Securities Act of 1933, as amended, this Power of Attorney has been signed below by the following persons in the capacities and as of the dates indicated.

Signature:



Title:

Date:
/s/ Heath B. McLendon

Chairman of the
Board

July 12, 2000
Heath B. McLendon

(Chief Executive
Officer)




Signature:


Title:

Date:
/s/ Lewis E. Daidone

Senior Vice
President and

July 12, 2000
Lewis E. Daidone

Treasurer, Chief
Financial and
Accounting Officer


/s/ Herbert Barg

Director

July 12, 2000
Herbert Barg






/s/ Alfred J.
Bianchetti

Director

July 12, 2000
Alfred J. Bianchetti






/s/ Martin Brody

Director

July 12, 2000
Martin Brody






/s/ Dwight B. Crane

Director

July 12, 2000
Dwight B. Crane






/s/ Burt N. Dorsett

Director

July 12, 2000
Burt N. Dorsett






/s/ Elliot S. Jaffe

Director

July 12, 2000
Elliot S. Jaffe






/s/ Stephen E.
Kaufman

Director

July 12, 2000
Stephen E. Kaufman






/s/ Joseph J. McCann

Director

July 12, 2000
Joseph J. McCann






/s/ Cornelius C.
Rose, Jr.

Director

July 12, 2000
Cornelius C. Rose,
Jr.








EXHIBIT INDEX


Exhibit No.	Exhibit


(e)(4)		Form of Distribution Agreement with
Salomon Smith Barney Inc.

(h)(3)		Form of Transfer Agency Agreement

(h)(4)		Form of Sub-Transfer Agency Agreeement

(j) Consent of KPMG LLP

(m)(3)		Form of Amended and Restated Shareholder
Services and Distribution Plan

(n) Financial Data Schedule

(p)                     Code of Ethics

Cover



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